UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-10333

       BlackRock Florida Municipal Income Trust

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Closed-End Funds

SEMI-ANNUAL REPORT | APRIL 30, 2007 (UNAUDITED)

BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock Long-Term Municipal Advantage Trust (BTA)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

          BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

April 30, 2007

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the Trusts’ investments in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credit ratings and coupon levels to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2007.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[2]	Closing Market Price	NAV

BlackRock Investment Quality Municipal Trust (BKN)	5.37%	8.26%	$18.98	$15.56

BlackRock Municipal Income Trust (BFK)	5.31	8.17	18.68	15.27

BlackRock Long-Term Municipal Advantage Trust (BTA)	4.79	7.37	13.79	14.76

BlackRock California Investment Quality Municipal Trust (RAA)	4.14	6.37	13.92	14.35

BlackRock California Municipal Income Trust (BFZ)	5.12	7.88	17.82	15.55

BlackRock Florida Investment Quality Municipal Trust (RFA)	4.20	6.46	13.70	14.03

BlackRock Florida Municipal Income Trust (BBF)	5.45	8.38	16.60	15.51

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	4.75	7.31	17.19	14.29

BlackRock New Jersey Municipal Income Trust (BNJ)	4.96	7.63	19.28	16.21

BlackRock New York Investment Quality Municipal Trust (RNY)	4.99	7.68	16.85	14.95

BlackRock New York Municipal Income Trust (BNY)	5.14	7.91	17.59	15.73

[1]

Yields are based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per common share. Past performance does not guarantee future results.

[2]	Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

          BlackRock, Inc. (“BlackRock”) a world leader in asset management, has a proven commitment to the municipal bond market. As of March 31, 2007, BlackRock managed over $37 billion in municipal bonds, including 14 open-end and 68 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Investment Quality Municipal Trust (BKN)

Trust Information

Symbol on New York Stock Exchange:	BKN

Initial Offering Date:	February 19, 1993

Closing Market Price as of 4/30/07:	$18.98

Net Asset Value as of 4/30/07:	$15.56

Yield on Closing Market Price as of 4/30/07 ($18.98):[1]	5.37%

Current Monthly Distribution per Common Share:[2]	$0.0850

Current Annualized Distribution per Common Share:[2]	$1.0200

Leverage as of 4/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$18.98	$18.97	0.05%	$19.90	$18.29

NAV	$15.56	$15.79	(1.46)%	$15.96	$15.44

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

City, County & State	22%	23%

Hospitals	15	13

Industrial & Pollution Control	12	14

Housing	9	6

Education	9	9

Transportation	8	8

Power	8	10

Lease Revenue	6	6

Tax Revenue	5	4

Water & Sewer	4	5

Tobacco	2	2

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	52%	51%

AA/Aa	14	13

A	7	6

BBB/Baa	16	16

BB/Ba	3	4

B	1	2

Not Rated	7 [5]	8

[4]	Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2007, the market value of these securities was $6,566,286, representing 1.6% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Municipal Income Trust (BFK)

Trust Information

Symbol on New York Stock Exchange:	BFK

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/07:	$18.68

Net Asset Value as of 4/30/07:	$15.27

Yield on Closing Market Price as of 4/30/07 ($18.68):[1]	5.31%

Current Monthly Distribution per Common Share:[2]	$0.082625

Current Annualized Distribution per Common Share:[2]	$0.991500

Leverage as of 4/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$18.68	$17.30	7.98%	$18.73	$16.96

NAV	$15.27	$15.37	(0.65)%	$15.55	$15.16

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

Hospitals	22%	21%

Industrial & Pollution Control	18	22

City, County & State	11	11

Transportation	10	9

Housing	9	8

Education	8	8

Tobacco	6	4

Power	5	7

Tax Revenue	5	5

Lease Revenue	3	2

Water & Sewer	3 [5]	3

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	34%	30%

AA/Aa	9	9

A	21	21

BBB/Baa	20	21

BB/Ba	4	5

B	5	7

Not Rated	7 [5]	7

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2007, the market value of these securities was $12,783,807, representing 1.2% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Long-Term Municipal Advantage Trust (BTA)

Trust Information

Symbol on New York Stock Exchange:	BTA

Initial Offering Date:	February 28, 2006

Closing Market Price as of 4/30/07:	$13.79

Net Asset Value as of 4/30/07:	$14.76

Yield on Closing Market Price as of 4/30/07 ($13.79):[1]	4.79%

Current Monthly Distribution per Common Share:[2]	$0.0550

Current Annualized Distribution per Common Share:[2]	$0.6600

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$13.79	$14.70	(6.19)%	$15.30	$13.49

NAV	$14.76	$14.89	(0.87)%	$15.22	$14.60

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

Water & Sewer	19%	10%

Education	17	24

Hospital	17	12

Tobacco	15	14

Industrial & Pollution Control	9	14

Housing	7	1

Transportation	7	13

City, County & State	5	4

Power	3	4

Lease Revenue	1	4

Credit Quality Allocations[3]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	43%	33%

AA/Aa	28	21

A	3	4

BBB/Baa	18	33

B	3	2

Not Rated[4]	5	7

[3]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[4]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2007 and October 31, 2006, the market value of these securities was $7,121,660, representing 2.0%, and $7,110,320, representing 3.6%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock California Investment Quality Municipal Trust (RAA)

Trust Information

Symbol on American Stock Exchange:	RAA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/07:	$13.92

Net Asset Value as of 4/30/07:	$14.35

Yield on Closing Market Price as of 4/30/07 ($13.92):[1]	4.14%

Current Monthly Distribution per Common Share:[2]	$0.0480

Current Annualized Distribution per Common Share:[2]	$0.5760

Leverage as of 4/30/07:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$13.92	$15.80	(11.90)%	$16.65	$13.72

NAV	$14.35	$14.51	(1.10)%	$14.68	$14.23

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

City, County & State	29%	26%

Education	18	16

Tobacco	11	10

Industrial & Pollution Control	11	13

Hospitals	8	7

Housing	5	2

Power	4	3

Lease Revenue	4	4

Transportation	3	14

Resource Recovery	3	—

Other	2	—

Water & Sewer	2	5

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	49%	62%

AA/Aa	5	—

A	21	14

BBB/Baa	10	7

B	5	6

Not Rated	10	11

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock California Municipal Income Trust (BFZ)

Trust Information

Symbol on New York Stock Exchange:	BFZ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/07:	$17.82

Net Asset Value as of 4/30/07:	$15.55

Yield on Closing Market Price as of 4/30/07 ($17.82):[1]	5.12%

Current Monthly Distribution per Common Share:[2]	$0.076074

Current Annualized Distribution per Common Share:[2]	$0.912888

Leverage as of 4/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$17.82	$17.12	4.09%	$17.92	$16.60

NAV	$15.55	$15.74	(1.21)%	$15.85	$15.41

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

City, County & State	22%	22%

Hospitals	13	13

Transportation	13	14

Housing	11	11

Education	11	12

Lease Revenue	8	9

Tobacco	8	7

Power	7	7

Industrial & Pollution Control	7	5

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	45%	49%

AA/Aa	3	3

A	27	26

BBB/Baa	14	12

B	1	1

Not Rated	10	9

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Florida Investment Quality Municipal Trust (RFA)

Trust Information

Symbol on American Stock Exchange:	RFA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/07:	$13.70

Net Asset Value as of 4/30/07:	$14.03

Yield on Closing Market Price as of 4/30/07 ($13.70):[1]	4.20%

Current Monthly Distribution per Common Share:[2]	$0.0480

Current Annualized Distribution per Common Share:[2]	$0.5760

Leverage as of 4/30/07:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$13.70	$16.00	(14.38)%	$16.00	$13.18

NAV	$14.03	$14.24	(1.47)%	$14.40	$13.92

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

Hospitals	25%	24%

City, County & State	21	18

Water & Sewer	19	22

Lease Revenue	10	10

Tax Revenue	8	8

Industrial & Pollution Control	7	7

Education	5	5

Transportation	4	6

Tobacco	1	—

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	59%	64%

AA/Aa	5	5

A	12	8

BBB/Baa	12	8

BB/Ba	2	3

Not Rated	10	12

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Florida Municipal Income Trust (BBF)

Trust Information

Symbol on New York Stock Exchange:	BBF

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/07:	$16.60

Net Asset Value as of 4/30/07:	$15.51

Yield on Closing Market Price as of 4/30/07 ($16.60):[1]	5.45%

Current Monthly Distribution per Common Share:[2]	$0.075375

Current Annualized Distribution per Common Share:[2]	$0.904500

Leverage as of 4/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$16.60	$16.30	1.84%	$17.11	$15.87

NAV	$15.51	$15.68	(1.08)%	$15.76	$15.37

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

City, County & State	30%	34%

Hospitals	26	21

Water & Sewer	11	9

Tax Revenue	8	7

Education	7	7

Transportation	4	3

Lease Revenue	4	6

Tobacco	3	4

Housing	3	3

Power	2	4

Industrial & Pollution Control	1	2

Other	1	—

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	37%	39%

AA/Aa	26	29

A	9	6

BBB/Baa	11	10

BB/Ba	2	2

Not Rated[5]	15	14

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these not-rated securities to be of investment grade quality. As of April 30, 2007 and October 31, 2006, the market value of these securities was $3,337,402, representing 2.1%, and $3,384,402, representing 2.2%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Trust Information

Symbol on American Stock Exchange:	RNJ

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/07:	$17.19

Net Asset Value as of 4/30/07:	$14.29

Yield on Closing Market Price as of 4/30/07 ($17.19):[1]	4.75%

Current Monthly Distribution per Common Share:[2]	$0.0680

Current Annualized Distribution per Common Share:[2]	$0.8160

Leverage as of 4/30/07:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$17.19	$15.95	7.77%	$18.85	$15.95

NAV	$14.29	$14.47	(1.24)%	$14.61	$14.14

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

Transportation	20%	23%

Hospitals	18	15

Housing	11	13

Education	10	11

Tax Revenue	10	10

Industrial & Pollution Control	7	10

Tobacco	6	5

Water & Sewer	6	5

Lease Revenue	4	3

City, County & State	4	3

Power	4	2

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	50%	41%

AA/Aa	2	3

A	6	6

BBB/Baa	30	33

B	5	6

Not Rated	7	11

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock New Jersey Municipal Income Trust (BNJ)

Trust Information

Symbol on New York Stock Exchange:	BNJ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/07:	$19.28

Net Asset Value as of 4/30/07:	$16.21

Yield on Closing Market Price as of 4/30/07 ($19.28):[1]	4.96%

Current Monthly Distribution per Common Share:[2]	$0.079625

Current Annualized Distribution per Common Share:[2]	$0.955500

Leverage as of 4/30/07:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$19.28	$18.40	4.78%	$19.70	$18.15

NAV	$16.21	$16.35	(0.86)%	$16.46	$16.05

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

Hospitals	26%	24%

Housing	20	20

City, County & State	12	11

Transportation	9	10

Tobacco	8	8

Tax Revenue	6	6

Industrial & Pollution Control	6	6

Education	6	5

Lease Revenue	4	10

Water & Sewer	2	—

Power	1	—

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	37%	32%

A	22	22

BBB/Baa	35	39

B	3	3

Not Rated	3	4

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock New York Investment Quality Municipal Trust (RNY)

Trust Information

Symbol on American Stock Exchange:	RNY

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/07:	$16.85

Net Asset Value as of 4/30/07:	$14.95

Yield on Closing Market Price as of 4/30/07 ($16.85):[1]	4.99%

Current Monthly Distribution per Common Share:[2]	$0.0700

Current Annualized Distribution per Common Share:[2]	$0.8400

Leverage as of 4/30/07:[3]	33%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$16.85	$16.65	1.20%	$18.25	$16.30

NAV	$14.95	$15.18	(1.52)%	$15.32	$14.85

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

Education	23%	24%

Tax Revenue	15	15

Water & Sewer	12	11

City, County & State	12	12

Industrial & Pollution Control	12	14

Housing	10	8

Transportation	5	4

Hospitals	4	4

Lease Revenue	3	6

Tobacco	2	2

Other	2	—

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	49%	46%

AA/Aa	21	29

A	6	4

BBB/Baa	13	12

B	9	6

Caa	—	3

Not Rated	2	—

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock New York Municipal Income Trust (BNY)

Trust Information

Symbol on New York Stock Exchange:	BNY

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/07:	$17.59

Net Asset Value as of 4/30/07:	$15.73

Yield on Closing Market Price as of 4/30/07 ($17.59):[1]	5.14%

Current Monthly Distribution per Common Share:[2]	$0.075339

Current Annualized Distribution per Common Share:[2]	$0.904068

Leverage as of 4/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 3 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$17.59	$17.35	1.38%	$18.00	$16.70

NAV	$15.73	$15.88	(0.94)%	$15.99	$15.63

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	April 30, 2007	October 31, 2006

Industrial & Pollution Control	17%	19%

Transportation	15	13

Housing	14	15

Tobacco	12	12

Education	9	10

City, County & State	9	7

Water & Sewer	8	6

Lease Revenue	7	9

Hospitals	5	6

Power	3	2

Tax Revenue	1	1

Credit Quality Allocations[4]

Credit Rating	April 30, 2007	October 31, 2006

AAA/Aaa	41%	37%

AA/Aa	17	21

A	16	15

BBB/Baa	19	20

B	6	4

CCC/Caa	—	3

Not Rated	1	—

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—155.6%
		Alabama—7.0%
		Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$1,765		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	$1,830,040
1,265		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	1,308,238
14,000	[2]	Univ. of Alabama Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.875%, 9/01/10, MBIA	N/A	15,070,440

				18,208,718

		Arizona—0.8%
		San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
490		6.25%, 5/01/15	05/10 @ 107	496,983
490		7.00%, 5/01/20	05/10 @ 107	497,345
980		7.25%, 5/01/27	05/10 @ 107	1,000,090

				1,994,418

		California—24.1%
		California GO,
5,800		5.00%, 2/01/32	08/13 @ 100	6,019,820
3,485		5.00%, 6/01/34	12/14 @ 100	3,638,166
5,000	[2]	5.625%, 5/01/10	N/A	5,329,941
770		5.625%, 5/01/18	05/10 @ 101	821,829
10,000		California, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG	03/15 @ 100	10,515,300
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
1,340		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	140,874
7,090		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	363,292
9,060		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	307,678
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
3,495		5.75%, 1/15/40	01/10 @ 101	3,655,980
7,000		Conv. Cap. Apprec. Proj., Zero Coupon, 1/15/28	01/14 @ 101	6,545,910
805		Golden St. Tobacco Sec. Corp., Misc. RB, Ser. A-1, 5.125%, 6/01/47	06/17 @ 100	806,538
10,945	[2]	Los Altos Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/13, MBIA	N/A	4,616,163
15,460		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 3.80%, 12/01/07, AMBAC	No Opt. Call	15,662,990
4,185		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	4,270,248

				62,694,729

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Colorado—0.8%
$1,030		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	$1,081,067
1,020		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	1,082,424

				2,163,491

		Connecticut—1.2%
3,000	[3]	Mashantucket Western Pequot Tribe Casino RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,077,880

		District of Columbia—2.3%
4,960		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	No Opt. Call	5,911,725

		Florida—17.8%
		Cnty. of Miami-Dade, Recreational Fac. Impvts. Misc. SO,
3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	10/15 @ 44.051	1,014,439
4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	10/15 @ 41.782	1,201,717
4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	10/15 @ 39.621	1,075,360
4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	10/15 @ 37.635	1,168,587
5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	10/15 @ 35.678	1,212,400
10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	10/15 @ 33.817	2,290,800
10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	10/15 @ 32.047	2,169,100
7,895		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	8,095,533
2,050		Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. TA, Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,184,665
2,415		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	2,450,138
3,700		Hillsborough Cnty. Indl. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30, AMT	10/10 @ 101	4,010,578
1,215		JEA Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,236,287
4,755		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,380,758
3,770		Sumter Landing Cmnty. Dev. Dist., Retirement Facs. Misc. RB, Ser. B, 5.70%, 10/01/38	10/15 @ 100	3,868,585

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$8,700		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	05/13 @ 100	$9,029,208

				46,388,155

		Georgia—3.2%
		City of Atlanta,
2,245		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	2,349,594
4,000		Wtr. & Wstwtr., Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA	11/14 @ 100	4,204,120
1,500		Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14 @ 101	1,651,950

				8,205,664

		Hawaii—1.0%
2,500		Dept. of Budget & Fin., Elec., Pwr. & Lt. RB, Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC, AMT	01/09 @ 101	2,610,700

		Illinois—15.0%
1,920	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,988,083
1,040	[2]	Chicago Brd. of Ed., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.75%, 12/01/07, AMBAC	N/A	1,072,458
3,210		Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	07/16 @ 100	3,398,556
3,540		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	3,733,001
5,000	[4]	Chicago Pub. Bldg. Comm. Bldg., Sch. Impvts. Ad Valorem Ppty. Tax RB, Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,379,450
		Fin. Auth.,
1,665		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	1,706,775
1,330		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	1,360,297
690		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	712,101
5,800		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,303,150
875		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	897,155
700		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	717,570

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Illinois—(cont’d)
$3,980	Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	$3,948,558
6,500	Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	6,654,895

			38,872,049

	Indiana—1.2%
3,050	Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	3,040,819

	Kansas—0.7%
1,690	Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of Kansas Hlth. Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	1,729,140

	Kentucky—2.4%
13,500	Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	6,275,745

	Maryland—2.6%
5,000	Cmnty. Dev. Admin., Local or Gtd. Hsg. RB, Ser. A, 4.80%, 9/01/42, AMT	09/16 @ 100	4,957,600
1,740	Hlth. & Higher Edl. Facs. Auth. Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	1,851,464

			6,809,064

	Massachusetts—1.2%
3,075	Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	3,235,300

	Michigan—0.7%
1,670	Hosp. Fin. Auth. Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	1,752,515

	Mississippi—1.0%
2,535	Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	12/16 @ 100	2,533,530

	Missouri—3.2%
5,250	Hsg. Dev. Comm., Local or Gtd. Hsg. RB, Ser. B1, 5.05%, 3/01/38, AMT	09/16 @ 103	5,452,020
2,820	Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	2,830,237

			8,282,257

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Multi-State—4.7%
$7,000	[3]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	$7,690,900
4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,404,520

				12,095,420

		Nebraska—3.1%
		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB,
2,765		Ser. A, 4.75%, 2/01/44	02/14 @ 100	2,807,913
5,000		Ser. A, 5.00%, 2/01/34	02/14 @ 100	5,220,800

				8,028,713

		Nevada—2.1%
2,065		Cnty. of Clark Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	2,147,187
3,200		Truckee Meadows Wtr. Auth. Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	3,306,176

				5,453,363

		New Jersey—3.5%
7,000		Econ. Dev. Auth. Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	7,573,580
1,510		Middlesex Cnty. Impvt. Auth. Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,603,907

				9,177,487

		New York—5.6%
725		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	722,354
3,895	[2]	Dorm. Auth., Univ. & Coll. Impvts. RB, Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/10, MBIA	N/A	3,494,788
4,100		Liberty Dev. Corp. Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	No Opt. Call	4,691,097
2,600		New York City Indl. Dev. Agcy. Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./ JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	3,132,298
2,500		New York City Mun. Wtr. Fin. Auth. Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	06/16 @ 100	2,632,750

				14,673,287

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		North Carolina—4.7%
$5,000		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	$5,106,100
2,425		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	08/15 @ 100	2,555,708
4,315		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	11/16 @ 100	4,460,070

				12,121,878

		Ohio—7.7%
10,475		Air Qual. Dev. Auth. Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	10,733,314
3,485		Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB, Cleveland Clinic Fndtn. Proj., 6.00%, 1/01/20	07/13 @ 100	3,862,495
5,000		Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB, Cleveland Clinic Hlth. Sys. Proj., 6.00%, 1/01/21	07/13 @ 100	5,535,850

				20,131,659

		Oklahoma—1.3%
2,900		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,431,338

		Pennsylvania—6.4%
2,000		Delaware River Port. Auth., Port, Arpt. & Marina RB, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,094,040
		Econ. Dev. Fing. Auth.,
6,380		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	7,017,808
2,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	2,139,100
3,100		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	3,314,954
980		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	10/16 @ 100	963,399
		McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO,
870	[4]	Zero Coupon, 10/01/31, FGIC	ETM	297,714
2,435		Zero Coupon, 10/01/31, FGIC	No Opt. Call	823,371

				16,650,386

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—2.6%
$2,900		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/23, FSA	07/17 @ 100	$3,130,144
3,115		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/34	No Opt. Call	3,597,358

				6,727,502

		Rhode Island—0.8%
		Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Lifespan Proj.,
1,800	[2]	5.50%, 5/15/07, MBIA	N/A	1,837,188
200		5.50%, 5/15/16, MBIA	05/07 @ 102	204,234

				2,041,422

		South Carolina—4.7%
5,000		Hsg. Fin. & Dev. Auth., Hsg. RB, Ser. A2, 5.15%, 7/01/37, AMBAC, AMT	07/15 @ 100	5,150,850
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
4,000	[2]	6.875%, 8/01/13	N/A	4,671,283
2,185		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,423,842

				12,245,975

		Tennessee—2.0%
4,865		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%, 3/01/24, AMBAC, AMT	03/10 @ 101	5,158,554

		Texas—14.3%
1,350		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	1,377,392
6,000	[2]	Grapevine, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.875%, 8/15/10, FGIC	N/A	6,398,640
5,000		Harris Cnty.-Houston Sports Auth. Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	1,026,850
2,480		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	10/16 @ 100	2,444,685
9,495		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	02/14 @ 100	9,893,600
		Lower Colorado River Auth., Misc. RB,
3,845		4.75%, 5/15/36, AMBAC	05/11 @ 100	3,889,986
5	[2]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,335
945		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	982,394
675		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	687,184

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Texas—(cont’d)
$2,010		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	$2,066,863
1,000		Texas, Wtr. Util. Impvts. GO, Wtr. Fin. Asst. Proj., 5.75%, 8/01/22	08/10 @ 100	1,057,820
		Tpke. Auth., Hwy. Impvts. Tolls RB,
3,325		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	3,448,889
15,000		Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,896,550

				37,176,188

		Utah—0.7%
1,950	[4]	Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.00%, 7/01/13, AMBAC	ETM	1,951,930

		Virginia—1.1%
2,900		Tobacco Settlement Fing. Corp., Tobacco Settlelement Funded RB, Ser. B1, 5.00%, 6/01/47	06/17 @ 100	2,856,500

		Washington—1.9%
1,420		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	1,496,481
3,480		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	3,486,473

				4,982,954

		Wisconsin—1.4%
3,220		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,567,406

		Wyoming—0.8%
2,145		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 3, 4.75%, 12/01/37, AMT	12/16 @ 100	2,131,208

		Total Long-Term Investments (cost $381,319,733)		404,389,069

Shares (000)

		MONEY MARKET FUND—1.6%
4,300	[5,6]	Merrill Lynch Institutional Tax Exempt Fund, 3.70% (cost $4,300,000)	N/A	4,300,000

		Total Investments—157.2% (cost $385,619,7337)		$408,689,069
		Liabilities in excess of other assets—(0.8)%		(2,064,139)
		Preferred shares at redemption value, including dividends payable—(56.4)%		(146,682,337)

		Net Assets Applicable to Common Shareholders—100%		$259,942,593

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 6.6% of its net assets, with a current market value of $17,161,383, in securities restricted as to resale.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of April 30, 2007.
[7]

Cost for federal income tax purposes is $386,204,280. The net unrealized appreciation on a tax basis is $22,484,789, consisting of $22,773,337 gross unrealized appreciation and $288,548 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
CAPMAC	—	Capital Markets Assurance Co.
CIFG-TCRS	—	CDC IXIS Financial Guaranty
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RB	—	Revenue Bond
SA	—	Special Assessment
SO	—	Special Obligation
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Municipal Income Trust (BFK)

(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—154.4%
		Alabama—3.7%
$15,000	[2]	Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. B, 5.75%, 6/01/12	N/A	$16,486,500
		Spl. Care Facs. Fing. Auth.- Birmingham, Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
4,545		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	4,712,483
3,260		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	3,371,427

				24,570,410

		Arizona—2.0%
5,400		Phoenix & Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 2007-1, 5.25%, 8/01/38, AMT	03/17 @ 102.75	5,652,396
7,000	[2]	Scottsdale Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Scottsdale Hlth. Care Proj., 5.80%, 12/01/11	N/A	7,645,890

				13,298,286

		California—15.5%
7,000		California GO, 5.00%, 6/01/34	12/14 @ 100	7,307,650
3,175		City of Lincoln, Pub. Impvts. ST, 6.00%, 9/01/34	09/13 @ 102	3,299,079
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
3,385		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	355,865
17,855		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	914,890
22,825		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	775,137
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
54,635		Zero Coupon, 1/15/32	01/10 @ 27.37	13,108,576
20,535		Zero Coupon, 1/15/34	01/10 @ 24.228	4,363,893
75,000		Zero Coupon, 1/15/38	01/10 @ 19.014	12,485,250
		Golden St. Tobacco Sec. Corp.,
10,000	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	N/A	11,533,500
5,000		Tobacco Settlement Funded RB, Ser. A, 5.00%, 6/01/45	06/15 @ 100	5,178,000
13,320		Los Angeles Regl. Arpts. Impvt. Corp., Lease Facs. RB, LAXfuel Corp., Los Angeles Intl. Arpt. Proj., 5.50%, 1/01/32, AMBAC, AMT	01/12 @ 100	14,000,386
5,000		Murrieta Cmnty. Facs. Dist. No. 2, Econ. Impvts. ST, The Oaks Impvt. Area A Proj., 6.00%, 9/01/34	09/14 @ 100	5,347,850

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		California—(cont’d)
$5,000		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	$5,281,050
		Univ. of California, Univ. & Coll. Impvts. RB,
10,565		Ser. B, 4.75%, 5/15/38	05/13 @ 101	10,780,209
5,000		Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	5,129,250
4,015		West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 8/01/30, FSA	08/16 @ 100	4,154,561

				104,015,146

		Colorado—1.3%
2,545		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	2,671,181
3,500		Denver Hlth. & Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,728,480
2,530		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	2,684,836

				9,084,497

		District of Columbia—6.4%
		Dist. of Columbia,
2,390		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,506,489
66,785	[2]	Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/11, MBIA	N/A	12,551,409
25,535		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	05/11 @ 101	28,052,751

				43,110,649

		Florida—12.0%
3,890		Bellalago Edl. Facs. Benefit Dist., Sch. Impvts. SA, Ser. B, 5.80%, 5/01/34	05/14 @ 100	4,074,308
10,830		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	11,105,082
1,905		Heritage Isle at Viera Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,008,461
9,670	[2]	Highlands Cnty. Hlth. Facs. Auth. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./ Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	10,643,866
		JEA,
11,035		Elec., Pwr. & Lt. Impvts. RB., Ser. 3A, 4.75%, 10/01/34, FSA	04/10 @ 100	11,136,963

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$3,070		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	$3,123,786
2,900		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	2,940,252
9,000		Martin Cnty. Indl. Dev. Auth., Indl. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25, AMT	05/07 @ 100	9,091,260
11,685		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	13,222,746
3,880		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,220,354
8,700		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	05/13 @ 100	9,029,208

				80,596,286

		Georgia—0.6%
4,000		Richmond Cnty. Dev. Auth., Rec. Recovery RB, Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25, AMT	02/12 @ 101	4,268,520

		Idaho—2.7%
16,970		Univ. of Idaho, Univ. & Coll. Impvts. RB, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,866,186

		Illinois—15.7%
4,630	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,794,180
8,225		Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	07/16 @ 100	8,708,136
7,645		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	8,061,805
		Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
760		Ser. A, 5.25%, 7/01/41	07/11 @ 101	797,172
7,000	[2]	Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/07	N/A	7,000,420
10,000	[2]	Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/12	N/A	11,238,100
		Fin. Auth.,
7,145	[2]	Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	7,544,977
4,235		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	4,341,256
3,395		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	3,472,338

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Illinois—(cont’d)
$1,685	Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	$1,738,971
3,700	Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	4,020,975
2,100	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,153,172
1,675	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,717,042
	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj.,
5,000	5.50%, 1/01/22	01/13 @ 100	5,244,850
6,000	5.625%, 1/01/28	01/13 @ 100	6,340,200
40,000	Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	11,794,400
10,090	Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	10,010,289
	Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO,
7,120	Ser. B, Zero Coupon, 1/01/33, FGIC	No Opt. Call	2,283,242
14,085	Ser. B, Zero Coupon, 1/01/34, FGIC	No Opt. Call	4,309,869

			105,571,394

	Indiana—7.0%
9,000	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,115,110
7,750	Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	7,726,673
	Petersburg, Rec. Recovery Impvts. RB, Indianapolis Pwr. & Lt. Conv. Proj.,
10,000	5.90%, 12/01/24, AMT	08/11 @ 102	10,577,300
16,000	5.95%, 12/01/29, AMT	08/11 @ 102	17,046,560
2,390	Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	2,412,609

			46,878,252

	Kentucky—0.2%
1,365	Hsg. Corp., St. Hsg. RB, Ser. F, 5.45%, 1/01/32, AMT	07/11 @ 100	1,401,077

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Louisiana—2.0%
$9,215		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Pub. Imvts. Misc. RB, Cap. Projs. & Equip. Acquisition Proj., 6.55%, 9/01/25, ACA	No Opt. Call	$10,292,049
3,260		St. Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	12/16 @ 103	3,446,603

				13,738,652

		Maryland—1.1%
2,665		Cmnty. Dev. Admin., Local or Gtd. Hsg. RB, Ser. A, 4.65%, 9/01/32, AMT	09/16 @ 100	2,629,689
4,205		Hlth. & Higher Edl. Facs. Auth. Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	4,474,372

				7,104,061

		Massachusetts—1.1%
6,770		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	7,122,920

		Michigan—0.7%
4,230		Hosp. Fin. Auth. Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	4,439,004

		Mississippi—3.8%
6,460		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	12/16 @ 100	6,456,253
18,680		Gulfport, Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hosp. at Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	19,270,849

				25,727,102

		Missouri—0.1%
695		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	697,523

		Multi-State—6.9%
		Charter Mac Equity Issuer Trust,
1,000	[3]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,044,200
11,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,408,650
16,000	[3]	Ser. A-3, 6.80%, 10/31/52	10/14 @ 100	18,278,880
6,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	6,955,130
8,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,390,480

				46,077,340

		Nebraska—1.0%
6,990		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	7,098,485

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Nevada—2.5%
	Cnty. of Clark,
$5,000	Port, Arpt. & Marina RB, Jet Aviation Fuel Tax Proj., Ser. C, 5.00%, 7/01/40, AMBAC	07/15 @ 100	$5,224,650
5,260	Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	5,469,348
6,000	Truckee Meadows Wtr. Auth. Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	6,199,080

			16,893,078

	New Hampshire—1.2%
4,000	Bus. Fin. Auth. Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	4,086,480
3,500	Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,734,080

			7,820,560

	New Jersey—8.9%
	Econ. Dev. Auth.,
18,500	Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	20,015,890
15,410	Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	16,430,913
8,000	SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,832,080
3,680	Middlesex Cnty. Impvt. Auth. Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,908,859
10,000	Tobacco Settlement Fing. Corp., Tobacco Settlement RB, Ser. 1A, 4.50%, 6/01/23	06/17 @ 100	9,864,500

			60,052,242

	New York—9.0%
1,820	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	1,813,357
5,375	Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	5,586,237
10,925	Liberty Dev. Corp. Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	No Opt. Call	12,500,057
7,115	Met. Transp. Auth. Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,400,098

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	New York—(cont’d)
	New York City Indl. Dev. Agcy.,
$22,140	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	$26,718,331
5,000	Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 8.00%, 8/01/28, AMT	08/16 @ 101	6,194,550

			60,212,630

	North Carolina—3.7%
12,550	Cap. Facs. Fin. Agcy., Coll. & Univ. RB, Duke Univ. Proj., Ser. B, 4.25%, 7/01/42	10/16 @ 100	11,870,919
12,130	Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	08/15 @ 100	12,783,807

			24,654,726

	Ohio—6.4%
	Air Qual. Dev. Auth.,
14,500	Indl. RB, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	14,841,040
23,820	Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	24,407,401
3,760	Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ohio Facs. Proj., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,983,946

			43,232,387

	Oklahoma—1.3%
7,175	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	8,489,603

	Pennsylvania—4.6%
	Econ. Dev. Fing. Auth.,
15,580	Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	17,137,533
6,500	Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	6,950,710
4,000	Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,206,240
2,500	Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	10/16 @ 100	2,457,650

			30,752,133

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—3.5%
		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB,
$11,000		Ser. UU, 5.00%, 7/01/20, FSA	07/17 @ 100	$11,949,410
1,800		Ser. UU, 5.00%, 7/01/22, FSA	07/17 @ 100	1,944,396
8,055		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	No Opt. Call	9,334,456

				23,228,262

		South Carolina—5.8%
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
9,000	[2]	6.875%, 8/01/13	N/A	10,510,387
5,075		Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,629,748
		Lexington Cnty., Hlth., Hosp. & Nursing Home RB, Lexington Med. Ctr. Proj.,
5,000		5.50%, 11/01/32	11/13 @ 100	5,279,200
10,000		5.75%, 11/01/28	11/13 @ 100	10,785,600
6,345		Scago Edl. Facs Corp. Colleton Sch. Dist., Lease RB, Chesterfield Cnty. Sch. Proj., 5.00%, 12/01/29	12/16 @ 100	6,634,840

				38,839,775

		Tennessee—2.2%
20,825		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Convenant Hlth. Proj., Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	10,972,901
3,475		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, St. Jude’s Children’s Hosp. Proj., 5.00%, 7/01/25	07/16 @ 100	3,662,928

				14,635,829

		Texas—12.3%
4,435	[4]	Affordable Hsg. Corp., Multi-Fam. Hsg. RB Amer. Oppty. Hsg. Portfolio Proj., Ser. B, 8.00%, 3/01/32	No Opt. Call	663,831
3,805	[2]	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/11, AMBAC	N/A	4,008,491
		Harris Cnty.-Houston Sports Auth.,
12,580		Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	2,583,555
5,000		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/35, MBIA	11/31 @ 78.178	1,250,000
26,120		Lease RB, Ser. A-3, Zero Coupon, 11/15/37, MBIA	11/24 @ 46.545	5,417,027
		Lower Colorado River Auth., Misc. RB,
5	[2]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,335

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Texas—(cont’d)
$2,395		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	$2,489,770
13,305		Transm. Svcs. Proj., 4.75%, 5/15/34, AMBAC	05/11 @ 100	13,465,591
1,700		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	1,730,685
5,060		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	5,203,147
		Tpke. Auth., Hwy. Impvts. Tolls RB,
8,390		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	8,702,612
35,000		Central Sys. Proj., Zero Coupon, 8/15/32, AMBAC	08/12 @ 30.846	8,539,650
62,325		Central Sys. Proj., Zero Coupon, 8/15/33, AMBAC	08/12 @ 28.997	14,295,485
65,040		Central Sys. Proj., Zero Coupon, 8/15/34, AMBAC	08/12 @ 27.31	14,050,591

				82,405,770

		Virginia—0.3%
8,105		Comnwlth. Transp. Brd., Hwy. Impvts. RB, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	2,279,450

		Washington—1.9%
3,615		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	3,809,704
8,845		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	8,861,452

				12,671,156

		West Virginia—0.3%
2,070		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,174,390

		Wisconsin—5.9%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	8,309,175
12,545	[2]	Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/11	N/A	13,453,007
1,205		Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/30	10/11 @ 101	1,279,565
15,000	[2]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	N/A	16,436,100

				39,477,847

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Wyoming—0.8%
	Cmnty. Dev. Auth., Local or Gtd. Hsg. RB,
$2,765	Ser. 3, 4.65%, 12/01/27, AMT	12/16 @ 100	$2,718,133
2,605	Ser. 3, 4.70%, 12/01/32, AMT	12/16 @ 100	2,585,723

			5,303,856

	Total Long-Term Investments (cost $967,280,100)		1,035,789,484

Shares (000)

		MONEY MARKET FUND—1.9%
12,600	[5,6]	Merrill Lynch Institutional Tax Exempt Fund, 3.70% (cost $12,600,000)	N/A	12,600,000

		Total Investments—156.3% (cost $979,880,1007)		$1,048,389,484
		Liabilities in excess of other assets—(0.3)%		(2,336,753)
		Preferred shares at redemption value, including dividends payable—(56.0)%		(375,307,169)

		Net Assets Applicable to Common Shareholders—100%		$670,745,562

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 7.6% of its net assets, with a current market value of $50,871,520, in securities restricted as to resale.

[4]	Issuer is in default and/or bankruptcy.
[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of April 30, 2007.
[7]

Cost for federal income tax purposes is $980,030,172. The net unrealized appreciation on a tax basis is $68,359,312, consisting of $72,667,003 gross unrealized appreciation and $4,307,691 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
SA	—	Special Assessment
ST	—	Special Tax
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	LONG-TERM INVESTMENTS—182.3%
	Municipal Bonds—94.4%
	Arizona—2.5%
$2,100	Phoenix & Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 2007-1, 5.25%, 8/01/38, AMT	03/17 @ 102.75	$2,198,154
	Pima Cnty. Indl. Dev. Auth.,
1,703	Local or Gtd. Hsg. RB, 4.89%, 2/04/12, AMT	06/07 @ 100	1,703,000
1,000	Sch. Impvts. Misc. RB, Arizona Charter Schs. Proj., Ser. 0, 5.25%, 7/01/31	07/16 @ 100	1,028,510

			4,929,664

	California—5.5%
7,000	Irvine Unified Sch. Dist. Fin. Grp. II, Sch. Impvts. ST, Ser. A, 5.125%, 9/01/36	09/07 @ 103	7,121,660
3,625	Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., Ser. A, 5.00%, 7/01/39	07/15 @ 100	3,668,391

			10,790,051

	Colorado—1.3%
2,500	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth./ Sunbelt Proj., 5.125%, 11/15/29	11/16 @ 100	2,614,150

	District of Columbia—12.9%
	Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
6,470	6.25%, 5/15/24	05/11 @ 101	6,939,269
15,415	6.50%, 5/15/33	No Opt. Call	18,372,830

			25,312,099

	Florida—0.4%
865	JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	880,155

	Georgia—0.9%
1,000	Cobb Cnty. Dev. Auth., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.00%, 4/01/33, AMT	04/16 @ 101	1,015,100
680	Gainesville Redev. Auth. Edl. Facs., Privite Schs. RB, Riverside Military Academy Proj., 5.125%, 3/01/27	03/17 @ 100	697,388

			1,712,488

	Illinois—3.6%
	Fin. Auth.,
3,000	Coll. & Univ. RB, Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	04/16 @ 100	3,056,070

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Illinois—(cont’d)
$4,000	Hlth., Hosp. & Nursing Home RB, Proctor Hosp. Proj., 5.125%, 1/01/25	01/16 @ 100	$4,085,360

			7,141,430

	Indiana—1.1%
2,000	Delaware Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Ball Mem. Hosp., Inc. Proj., 5.25%, 8/01/36	08/16 @ 100	2,072,500

	Kansas—0.4%
845	Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of Kansas Hlth. Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	864,570

	Kentucky—2.6%
5,175	Trimble Cnty., Indl. RB, Louisville Gas. & Elec. Co. Proj., 4.60%, 6/01/33, AMBAC	06/17 @ 100	5,179,761

	Louisiana—0.8%
1,425	St. Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	12/16 @ 103	1,506,567

	Maryland—0.5%
1,000	Hlth. & Higher Edl. Facs. Auth. Hlth., Hosp. & Nursing Home Impvts. RB, King Farm Presbyterian Cmnty. Proj., 5.00%, 1/01/17	01/09 @ 100	1,004,360

	Michigan—0.8%
1,540	Garden City Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Garden City Hosp. Proj., Ser. A, 5.00%, 8/15/38	08/17 @ 100	1,535,057

	Minnesota—5.4%
6,460	Hsg. Fin. Agy., Local or Gtd. Hsg. RB, Residential Hsg. Proj., 4.85%, 7/01/31, AMT	01/16 @ 100	6,509,613

4,000	Mun. Pwr. Agy., Elec., Pwr. & Lt. Impvts. RB, 5.00%, 10/01/35	10/15 @ 100	4,152,920

			10,662,533

	Mississippi—0.6%
1,215	Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28	12/16 @ 100	1,214,295

	Montana—2.2%
	Two Rivers Auth., Correctional Fac. Impvts. Misc. RB,
1,500	7.25%, 11/01/21	11/11 @ 107	1,545,420
2,600	7.375%, 11/01/27	11/11 @ 107	2,684,864

			4,230,284

See Notes to Financial Statements.

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Nevada—2.3%
$4,325		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	$4,468,503

		New Hampshire—2.6%
5,000		Business Fin. Auth., Indl. Impvts. RB, Wst. Mgmt., Inc. Proj., 5.20%, 5/01/27, AMT	05/16 @ 101	5,200,650

		New Jersey—4.0%
7,335		Tobacco Settlement Fing. Corp., Pub. Impvts. Tobacco Settlement Funded RB, 5.75%, 6/01/32	06/12 @ 100	7,836,641

		New Mexico—1.9%
3,750		Farmington Poll. Ctrl., Misc. RB, Pub. Svc. Co. of New Mexico Proj., Ser. B, 4.875%, 4/01/33	04/16 @ 101	3,799,913

		New York—9.9%
5,000	[2]	Liberty Dev. Corp. Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	No Opt. Call	5,720,850
5,000		Nassau Cnty. Tobacco Settlement Corp., Tobacco Settlement Funded RB, Ser. A2, Zero Coupon, 6/01/26	06/16 @ 100	4,630,650

7,600		New York City Indl. Dev. Agcy. Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	9,155,948

				19,507,448

		North Carolina—1.1%
2,160		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	11/16 @ 100	2,232,619

		Pennsylvania—0.7%
1,000		Harrisburg Auth., Univ. & Coll. Impvts. RB, Harrisburg Univ. of Science Proj., 5.40%, 9/01/16	No Opt. Call	1,019,010

450		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	10/16 @ 100	442,377

				1,461,387

		Puerto Rico—3.3%
1,380		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/21, FSA	07/17 @ 100	1,494,305
1,550		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	No Opt. Call	1,796,202

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Puerto Rico—(cont’d)
$3,000	Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/36	03/16 @ 100	$3,108,180

			6,398,687

	South Carolina—2.9%
1,040	Hlth. & Edl. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Sanford Hlth. Proj., 5.00%, 11/01/40	05/17 @ 100	1,073,894
2,500	Jobs-Econ. Dev. Auth., Misc. RB, Burroughs & Chapin Proj., 4.70%, 4/01/35, RAA	04/17 @ 100	2,511,325
2,000	Scago Edl. Facs. Corp. for Colleton Sch. Dist., Sch. Impvts. Lease Approp. RB, Williamsburg Cnty. Proj., 5.00%, 12/01/31, RAA	12/16 @ 100	2,075,520

			5,660,739

	Tennessee—1.8%
5,000	Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, Covenant Hlth. Proj., Zero Coupon, 1/01/36	01/17 @ 38.983	1,196,750
2,215	Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, St. Jude Children’s Research Hosp. Proj., 5.00%, 7/01/31	07/16 @ 100	2,322,782

			3,519,532

	Texas—13.5%
1,250	Affordable Hsg. Corp., Sngl. Fam. Hsg. RB, Professional Educators Proj., 5.50%, 12/01/39, AMT	02/17 @ 102.5	1,337,287
5,000	Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	5,101,450
2,000	Brazos River Poll. Ctrl. Auth., Swr. Impvts. Misc. RB, TXU Energy Co. LLC Proj., 5.00%, 3/01/41, AMT	03/11 @ 100	1,936,160
7,000	Dallas-Fort Worth Intl. Arpt. Facs. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, Ser. A, 5.00%, 11/01/35, FSA, AMT	11/08 @ 100	7,054,320
1,150	HFDC of Central Texas, Inc. Retirement Fac., Hlth., Hosp. & Nursing Home RB, Vlg. at Gleannloch Farms Proj., Ser. A, 5.50%, 2/15/27	02/17 @ 100	1,187,697

See Notes to Financial Statements.

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Texas—(cont’d)
$1,500		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	10/16 @ 100	$1,478,640
34,560		Leander Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/42, PSF	08/14 @ 21.126	5,198,515
2,000		Mission Econ. Dev. Corp. Rec. Recvery RB, Allied Waste Ind. Proj., 5.20%, 4/01/18, AMT	04/12 @ 100	2,015,700
1,250		West Central Regl. Hsg. Fin., Local or Gtd. Hsg. RB, Ser. A, 5.35%, 12/01/39, AMT	02/17 @ 103	1,314,013

				26,623,782

		Vermont—2.4%
4,670		Hsg. Fin. Agy., Local or Gtd. Hsg. RB, 4.90%, 5/01/38, FSA, AMT	11/16 @ 100	4,719,455

		Virginia—1.4%
2,600		Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Baptist Homes Proj., Ser. C, 5.375%, 12/01/26	12/16 @ 100	2,695,472

		Washington—1.0%
2,000		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	2,003,720

		Wisconsin—3.6%
5,335		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj., 5.00%, 11/15/31	11/16 @ 100	5,539,970
1,535		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Franciscan Sisters Healthcare Proj., 5.00%, 9/01/26	09/17 @ 100	1,553,451

				7,093,421

		Wyoming—0.5%
1,015		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 3, 4.70%, 12/01/32, AMT	12/16 @ 100	1,007,489

		Total Municipal Bonds		185,879,422

		Tender Option Municipal Bonds—87.9%
		California—21.1%
15,000	[2]	Golden St. Tobacco Sec. Corp., Tobacco Settlement Funded RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	15,637,350
10,000	[2]	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	10,576,000
15,000	[2]	Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38, MBIA	05/13 @ 101	15,369,450

				41,582,800

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Georgia—15.9%
		City of Atlanta,
$15,000	[2]	Port, Arpt. & Marina RB, Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	$15,669,300
15,000	[2]	Wtr. Util. Impvts. Wtr. RB, 5.00%, 11/01/43, FSA	11/14 @ 100	15,667,200

				31,336,500

		Illinois—8.0%
15,000	[2]	Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	15,763,350

		Indiana—7.2%
		Carmel Redev. Auth., Econ. Impvts. Lease RB, Performing Arts Ctr. Proj.,
7,230	[2]	4.75%, 2/01/33	02/16 @ 100	7,322,544
6,580	[2]	5.00%, 2/01/33	02/16 @ 100	6,858,926

				14,181,470

		Nebraska—7.8%
15,000	[2]	Omaha Pub. Pwr. Dist., Elec., Lt. & Pwr. Impvts. RB, Ser. B, 4.75%, 2/01/36, FGIC	02/16 @ 100	15,442,950

		New York—8.0%
15,000	[2]	New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. D, 5.00%, 6/15/39	06/15 @ 100	15,722,400

		North Carolina—15.0%
13,495	[2]	Charlotte-Mecklenburg Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Carolinas Hlth. Care Sys. Proj., Ser. A, 5.00%, 1/15/45	01/15 @ 100	13,938,446
15,170	[2]	Univ. of North Carolina, Univ. & Coll. Impvts. RB, Ser. A, 4.75%, 12/01/34	12/15 @ 100	15,644,215

				29,582,661

		Texas—4.9%
9,150	[2]	New Caney Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/35, PSF	02/16 @ 100	9,621,042

		Total Tender Option Municipal Bonds		173,233,173

		Total Long-Term Investments
		(cost $353,353,254)		359,112,595

Shares (000)

		MONEY MARKET FUND—3.8%
7,500	[3,4]	Merrill Lynch Institutional Tax Exempt Fund, 3.70% (cost $7,500,000)	N/A	7,500,000

		Total Investments—186.1%
		(cost $360,853,2545)		$366,612,595
		Other assets in excess of liabilities—1.7%		3,293,238
		Short-term floating rate certificates, including interest payable—(87.8)%		(172,943,596)

		Net Assets—100%		$196,962,237

See Notes to Financial Statements.

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security represents underlying bond transferred to a separate securitization trust established in a tender option bond transaction in which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction. The aggregate value of the above mentioned underlying bonds and secured borrowings including interest were $173,233,173 and $172,943,596, respectively, at April 30, 2007. See Note 2 in the Notes to Financial Statements for details of tender option bonds.

[3]	Represents an investment in an affiliate.
[4]	Represents current yield as of April 30, 2007.
[5]

Cost for federal income tax purposes is $360,853,479. The net unrealized appreciation on a tax basis is $5,759,116, consisting of $6,173,958 gross unrealized appreciation and $414,842 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond
ST	—	Special Tax
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock California Investment Quality Municipal Trust (RAA)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—142.8%
		California—125.6%
$625		California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	$660,444
		California,
700		Ad Valorem Ppty. Tax GO, 4.75%, 3/01/34	03/16 @ 100	713,524
40		Pub. Impvts. Misc. GO, 5.75%, 3/01/19	09/07 @ 100	40,222
500		Carson Pub. Fing. Auth., Pub. Impvts. SA, Ser. A, 5.00%, 9/02/31, RAA	03/17 @ 100	520,880
500		Chabot-Las Positas Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 8/01/31, AMBAC	08/16 @ 100	531,950
		City of Chula Vista, Indl. Dev. RB,
275		5.00%, 12/01/27, AMT	12/15 @ 102	288,120
320		San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	334,442
1,000		Cnty. of San Bernardino, Pub. Impvts. ST, 5.90%, 9/01/33	09/12 @ 102	1,064,090
500		Dept. of Veterans Affairs, St. Hsg. RB, Ser. A-3, 4.60%, 12/01/28	11/11 @ 101	501,030
		Golden St. Tobacco Sec. Corp.,
600	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	N/A	655,620
400	[2]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	N/A	441,376
250		Misc. RB, Ser. A, 5.75%, 6/01/47	06/17 @ 100	267,357
1,040		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	11/15 @ 100	1,066,874
500		Infrastructure & Econ. Dev. Bank, Misc. RB, Salvation Army Proj., 5.00%, 9/01/27, AMBAC	09/16 @ 100	532,195
500		Las Virgenes Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax RB, Ser. A, 5.00%, 8/01/28, FSA	08/16 @ 100	533,140
1,000		Los Angeles Cnty. Cmnty. Facs. Dist. No. 3 ST, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,025,830
510		Los Angeles Dept. of Arpts., Port, Arpt. & Marina RB, Ontario Intl. Proj., Ser. A, 5.00%, 5/15/26, MBIA, AMT	05/16 @ 100	534,551
500		Los Angeles Dept. of Wtr. & Pwr., Elec., Pwr. & Lt. RB, Pwr. Sys. Proj., 5.00%, 7/01/35, FSA	07/15 @ 100	528,100

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		California—(cont’d)
$945		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina RB, American Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24, AMT	12/12 @ 102	$1,071,460
500		Los Angeles Unified Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. B, 4.75%, 1/01/27, FGIC	07/16 @ 100	519,565
500		Poll. Ctl. Fing. Auth., Indl. RB, Sld. Wst. Mgt. Inc. Proj., Ser. B, 5.00%, 7/01/27, AMT	07/15 @ 101	508,340
1,000		Poway Unified Sch. Dist., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	1,026,500
500		Pub. Wks. Brd., Correctional Fac. Impvts. Lease Abatement RB, Dept. Corrections Rehab Proj., Ser. H, 5.00%, 11/01/31	11/16 @ 100	525,075
500		Rural Home Mtg. Fin. Auth., Local Sngl. Fam. Hsg. RB, 5.40%, 12/01/36, AMT	06/16 @ 104	530,915
40		Southern California Pub. Pwr. Auth., Elec., Pwr. & Lt. RB, 5.50%, 7/01/20, MBIA	05/07 @ 100	40,059
		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB,
500		Kaiser Hosp. Asset Mgmt. Proj., 5.25%, 8/01/31	08/16 @ 100	529,255
500		Kaiser Permanente Proj., Ser. A, 5.00%, 4/01/31	04/17 @ 100	516,975
500	[2]	Temecula Valley Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/07, FGIC	N/A	512,485
900	[2]	Tobacco Sec. Auth. of Southern California, Misc. Purps. Tobacco Settlement Funded RB, Ser. A, 5.625%, 6/01/12	N/A	980,496
750		Tustin Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax ST, Cmnty. Facs. Dist. 97-1-A Proj., 5.00%, 9/01/32, FSA	09/12 @ 100	777,757
370		West Basin Mun. Wtr. Dist., Lease Non-Terminable COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	375,173

				18,153,800

		Puerto Rico—17.2%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	518,870
325		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. NN, 5.125%, 7/01/29	07/13 @ 100	339,911

See Notes to Financial Statements.

BlackRock California Investment Quality Municipal Trust (RAA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—(cont’d)
$85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	$100,097
700		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	731,479
745	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	802,670

				2,493,027

		Total Long-Term Investments (cost $19,718,940)		20,646,827

Shares (000)

		MONEY MARKET FUND—7.0%
1,007	[3,4]	CMA California Mun. Money Fund, 3.29% (cost $1,006,851)	N/A	1,006,851

		Total Investments—149.8% (cost $20,725,7915)		$21,653,678
		Other assets in excess of liabilities—2.1%		302,199
		Preferred shares at redemption value, including dividends payable—(51.9)%		(7,503,288)

		Net Assets Applicable to Common Shareholders—100%		$14,452,589

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Represents an investment in an affiliate.
[4]	Represents current yield as of April 30, 2007.
[5]

Cost for federal income tax purposes is $20,731,628. The net unrealized appreciation on a tax basis is $922,050, consisting of $948,184 gross unrealized appreciation and $26,134 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond
SA	—	Special Assessment
ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—149.1%
		California—130.6%
		Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	No Opt. Call	$8,216,810
6,070		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	1,936,755
5,000		Ser. C, Zero Coupon, 9/01/35, FSA	No Opt. Call	1,389,650
		California GO,
5,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	06/07 @ 101	5,529,535
5,000		Ser. BZ, 5.375%, 12/01/24, MBIA, AMT	06/07 @ 101	5,027,250
10,000		California, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	11/13 @ 100	10,875,300
		City of Chula Vista, Indl. Dev. RB,
4,395		5.00%, 12/01/27, AMT	12/15 @ 102	4,604,685
5,065		San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	5,293,583
1,905	[2]	City of Richmond, Swr. Impvts. RB, Zero Coupon, 8/01/31, FGIC	ETM	647,395
		City of San Jose, Local Multi-Fam. Hsg. RB,
2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43, AMT	08/11 @ 102	2,975,702
3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34, AMT	04/11 @ 100	3,690,232
2,000	[3]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,036,360
5,000		Cnty. Tobacco Sec. Agcy., Misc. Purp. Tobacco Settlement Funded RB, Stanislaus Fdg. Proj., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,270,200
		Dept. of Wtr. Recs.,
6,000	[3]	Cash Flow Mgmt., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	N/A	6,530,940
4,000	[3]	Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	N/A	4,353,960
10,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,548,100
6,000		El Monte, Pkg. Fac. Impvts. Lease Abatement COP, Dept. of Pub. Svcs. Facs. Phase II Proj., 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,230,460
		Elk Grove Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 1 Proj.,
7,485		Zero Coupon, 12/01/29, AMBAC	12/11 @ 37.373	2,277,910

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		California—(cont’d)
$7,485		Zero Coupon, 12/01/30, AMBAC	12/11 @ 35.365	$2,154,557
7,485		Zero Coupon, 12/01/31, AMBAC	12/11 @ 33.465	2,037,866
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
5,000		Zero Coupon, 1/15/26	01/14 @ 101	4,687,050
5,000		Zero Coupon, 1/15/33	01/10 @ 25.78	1,130,350
5,000		Zero Coupon, 1/15/34	01/10 @ 24.228	1,062,550
13,445		Zero Coupon, 1/15/35	01/10 @ 22.819	2,690,345
1,000		Zero Coupon, 1/15/38	01/10 @ 19.014	166,470
10,030		5.75%, 1/15/40	01/10 @ 101	10,491,982
8,560		Glendale Cmnty. Coll., Ad Valorem Ppty. Tax GO, Ser. D, 5.00%, 11/01/31, MBIA	11/16 @ 100	9,119,653
		Golden St. Tobacco Sec. Corp.,
2,000	[3]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	N/A	2,306,700
10,200	[3]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.50%, 6/01/13	N/A	11,145,540
5,800	[3]	Misc. Purps. Tobacco Settlement Funded RB, Ser. B, 5.625%, 6/01/13	N/A	6,399,952
2,400		Misc. RB, Ser. A, 5.75%, 6/01/47	06/17 @ 100	2,566,632
		Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
4,890	[2]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	ETM	4,969,267
3,000		Valleycare Med. Ctr. Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,148,590
		Infrastructure & Econ. Dev. Bank,
13,500		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,270,985
15,250		Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%, 10/01/34	10/11 @ 101	15,928,167
17,175	[3]	Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	19,212,298
4,965		Irvine, Local Sngl. Fam. Hsg. RB, Meadows Mobile Home Pk. Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	5,113,007
7,700[3]		Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	N/A	8,672,818
		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB,
2,855		5.90%, 6/01/27	06/13 @ 100	3,002,004
5,140		6.00%, 6/01/35	06/13 @ 100	5,442,489

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	California—(cont’d)
	Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Cap. Apprec. Election 2004,
$985	Zero Coupon, 8/01/35, XLCA	08/18 @ 39.952	$238,252
1,030	Zero Coupon, 8/01/36, XLCA	08/18 @ 37.743	235,098
1,080	Zero Coupon, 8/01/37, XLCA	08/18 @ 35.649	232,578
1,125	Zero Coupon, 8/01/38, XLCA	08/18 @ 33.665	228,780
1,175	Zero Coupon, 8/01/39, XLCA	08/18 @ 31.785	225,459
1,230	Zero Coupon, 8/01/40, XLCA	08/18 @ 30.004	222,692
1,285	Zero Coupon, 8/01/41, XLCA	08/18 @ 28.317	219,542
1,340	Zero Coupon, 8/01/42, XLCA	08/18 @ 26.72	215,981
1,400	Zero Coupon, 8/01/43, XLCA	08/18 @ 25.208	212,828
1,465	Zero Coupon, 8/01/44, XLCA	08/18 @ 23.777	210,022
4,110	Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	4,660,000
3,400	Los Angeles Unified Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. B, 4.75%, 1/01/27, FGIC	07/16 @ 100	3,533,042
1,000	Palm Springs, Hsg. RB, Sahara Mobile Home Pk. Proj., 5.625%, 5/15/26	05/12 @ 102	1,060,110
	Poll. Ctrl. Fing. Auth.,
2,290	Rec. Recovery Impvts. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	2,412,423
6,000	Rec. Recovery Impvts. RB, Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	11/15 @ 101	6,229,620
4,000	Rancho Cucamonga Cmnty. Facs. Dist., Pub. Impvts. ST, Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,344,680
15,500	Rancho Cucamonga Redev. Agcy., Econ. Impvts. TA, Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	09/11 @ 100	16,068,230
6,500	San Francisco City & Cnty. Arpts. Comm., Port, Arpt. & Marina RB, Ser. 27-A, 5.25%, 5/01/31, MBIA, AMT	05/11 @ 100	6,729,710
	San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6, Mission Bay So. Proj.,
1,775	6.125%, 8/01/31	08/09 @ 102	1,851,929
7,500	6.25%, 8/01/33	08/11 @ 101	7,938,900

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		California—(cont’d)
		Santa Clara Cnty. Hsg. Auth., Local Multi-Fam. Hsg. RB,
$1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31, AMT	02/12 @ 101	$1,808,142
1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41, AMT	02/12 @ 101	1,306,519
3,075		Santa Clarita Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,237,114
		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
4,000		Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,153,040
10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,718,200
2,000		Upland Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,121,000
2,245		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	2,366,410

				305,934,400

		Multi-State—9.4%
		Charter Mac Equity Issuer Trust,
7,000	[4]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,260,050
4,000	[4]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,280,080
		MuniMae TE Bond Subsidiary LLC,
7,000	[4]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,251,230
3,000		Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,206,190

				21,997,550

		Puerto Rico—9.1%
10,000	[3]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/12	N/A	10,825,100
10,000	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	10,518,200

				21,343,300

		Total Long-Term Investments (cost $325,838,817)		349,275,250

Shares (000)

		MONEY MARKET FUNDS—5.6%
13,173	[5,6]	CMA California Mun. Money Fund, 3.29% (cost $13,173,408)	N/A	13,173,408

		Total Investments—154.7% (cost $339,012,2257)		$362,448,658
		Other assets in excess of liabilities—1.7%		3,832,193
		Preferred shares at redemption value, including dividends payable—(56.4)%		(132,019,232)

		Net Assets Applicable to Common Shareholders—100%		$234,261,619

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 8.0% of its net assets, with a current market value of $18,791,360, in securities restricted as to resale.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of April 30, 2007.
[7]

Cost for federal income tax purposes is $339,042,508. The net unrealized appreciation on a tax basis is $23,406,150, consisting of $23,669,811 gross unrealized appreciation and $263,661 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
SO	—	Special Obligation
ST	—	Special Tax
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Florida Investment Quality Municipal Trust (RFA)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—153.0%
		California—1.7%
$250		Golden St. Tobacco Sec. Corp. Misc. RB, Ser. A, 5.75%, 6/01/47	06/17 @ 100	$267,357

		Florida—138.0%
250		Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	No Opt. Call	249,273
500		Ave Maria Stewardship Cmnty. Dev. Dist., Pub Impvts. SA, 4.80%, 11/01/12	No Opt. Call	499,375
170	[2]	Boynton Beach, Util. Sys. RB, 6.25%, 11/01/20, FGIC	ETM	201,278
700		Broward Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 7/01/30, FSA	07/15 @ 100	733,908
750		City of Tampa Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	755,963
455		Cnty. of Escambia, Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 8/01/26, AMT	08/11 @ 100	461,397
275		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	285,153
		Cnty. of Miami-Dade,
750		Florida Aviation, Port, Arpt. & Marina RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	10/14 @ 100	784,478
725		Hlth., Hosp. & Nursing Home RB, Jackson Hlth. Sys. Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/15 @ 100	762,359
1,000	[3]	Misc. Tax RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	682,160
5,000		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,346,800
1,000		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	1,025,400
750		Cnty. of St. Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	10/15 @ 100	790,087
535		Emerald Coast Utils. Auth. Wtr. RB, 5.00%, 1/01/24, FGIC	01/17 @ 100	572,648
500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	06/16 @ 100	523,895

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Florida—(cont’d)
$555	Higher Edl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Flagler Coll., Inc. Proj., 5.25%, 11/01/36, XLCA	11/16 @ 100	$599,372
750	Highlands Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Adventist/Sunbelt Hosp. Proj., 5.00%, 11/15/30	11/15 @ 100	768,315
100	Hsg. Fin. Corp., Local or Gtd. Hsg. RB, 4.80%, 7/01/32, AMT	01/17 @ 100	100,224
500	Jacksonville Econ. Dev. Comm., Indl. RB, Anheuser Busch Cos., Inc. Proj., Ser. B, 4.75%, 3/01/47, AMT	03/12 @ 100	490,325
500	Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	514,150
1,000	JEA Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	1,013,880
400	Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for Retirement Proj., 5.00%, 11/15/32	11/16 @ 100	403,312
250	Lee Mem. Hlth. Sys. Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%, 4/01/32, AMBAC	04/17 @ 100	264,148
200	Marion Cnty. Hosp. Dist., Hlth., Hosp. & Nursing Home RB, Munroe Regl. Hlth. Sys. Proj., 5.00%, 10/01/29	10/17 @ 100	204,230
500	Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	565,800
750	Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	11/13 @ 100	780,600
250	New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	No Opt. Call	248,465
	Orange Cnty. Hlth. Facs. Auth., Misc. RB, Orlando Lutheran Towers Proj.,
105	5.375%, 7/01/20	07/15 @ 100	105,612
95	5.70%, 7/01/26	07/15 @ 100	97,879
1,000	Palm Beach Cnty. Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/36	10/16 @ 100	1,061,670

See Notes to Financial Statements.

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$750		Peace River/Manasota Regl. Wtr. Sply. Auth., Wtr. Util. Impvts. RB, Ser. A, 5.00%, 10/01/35, FSA	10/15 @ 100	$787,920
400		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	No Opt. Call	398,280
1,000	[3]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	N/A	1,091,550
700		So. Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36, AMBAC	10/16 @ 100	738,710
585		Stevens Plantation Impvt. Dependent Spl. Dist. Proj., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	No Opt. Call	606,370
500		Univ. of Central Florida, Lease COP, Univ. of Central Florida Convocation Corp. Proj., Ser. A, 5.00%, 10/01/35, FGIC	10/15 @ 100	522,405
750		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	785,423

				21,822,814

		Puerto Rico—13.3%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	518,870
85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	100,097
650		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	679,231
745	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	802,670

				2,100,868

		Total Long-Term Investments (cost $23,443,261)		24,191,039

Shares (000)		Description	Value

		MONEY MARKET FUND—0.6%
101	[4,5]	CMA Florida Mun. Money Fund, 3.39% (cost $101,127)	$101,127

		Total Investments—153.6% (cost $23,544,3896)	$24,292,166
		Other assets in excess of liabilities—0.2%	23,021
		Preferred shares at redemption value, including dividends payable—(53.8)%	(8,503,680)

		Net Assets Applicable to Common Shareholders—100%	$15,811,507

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of April 30, 2007.
[6]

Cost for federal income tax purposes is $23,550,111. The net unrealized appreciation on a tax basis is $742,055, consisting of $772,570 gross unrealized appreciation and $30,515 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
SA	—	Special Assessment
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Florida Municipal Income Trust (BBF)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—152.4%
		Florida—134.9%
$1,000		Ave Maria Stewardship Cmnty. Dev. Dist., Pub Impvts. SA, 4.80%, 11/01/12	No Opt. Call	$998,750
7,705		Beacon Tradeport Cmnty. Dev. Dist. SA, Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	8,328,257
2,000		Boynton Beach, Hsg. RB, Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,104,640
5,550	[2]	Brd. of Ed., Sch. Impvts. Misc. GO, Ser. A, 5.125%, 6/01/10	N/A	5,828,055
2,800		Cap. Projs. Fin. Auth., Univ. & Coll. Impvts. RB, Cap. Projs. Loan Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	08/11 @ 102	2,907,828
4,000		City of Jacksonville, Pub. Impvts. Sales Tax RB, 5.00%, 10/01/26, MBIA	10/11 @ 100	4,129,360
2,770	[3]	City of Melbourne, Wtr. Util. Impvts. RB, Zero Coupon, 10/01/21, FGIC	ETM	1,536,325
		City of Tampa,
5,500		Univ. & Coll. Impvts. RB, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,849,910
4,000		Wtr. RB, Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,149,600
2,750		Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	2,771,862
1,750		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	1,814,610
		Cnty. of Miami-Dade,
2,595		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,383,446
9,700		Recreational Fac. Impvts. Misc. Tax SO, Ser. B, Zero Coupon, 10/01/33, MBIA	04/08 @ 25.056	2,331,104
25,000		Recreational Fac. Impvts. Misc. Tax SO, Ser. C, Zero Coupon, 10/01/28, MBIA	04/08 @ 32.99	7,914,000
6,000		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	6,152,400
1,000		Cnty. of St. Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	10/15 @ 100	1,053,450
1,000		Easton Pk. Comm. Dev. Dist., Pub. Impvts. SA, 5.20%, 5/01/37	05/17 @ 100	993,530
799		Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	827,449

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$310		Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	$310,676
1,500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	06/16 @ 100	1,571,685
1,635		Heritage Harbour So. Cmnty. Dev. Dist., Pub. Impvt. SA, Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,782,739
		Highlands Cnty. Hlth. Facs. Auth.,
1,500		Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Bolingbrook Hlth. Sys. Proj., 5.125%, 11/15/32	11/16 @ 100	1,552,035
6,500	[2]	Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	7,154,615
1,450		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,533,274
7,500		Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic Jacksonville Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	7,992,675
1,600		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	1,645,280
		JEA,
2,000	[2]	Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 10/01/07	N/A	2,014,660
5,000		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	5,069,400
1,600		Laguna Lakes Cmnty. Dev. Dist., Spl. Assmt. RB, Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,727,680
1,430		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for Retirement Proj., 5.00%, 11/15/32	11/16 @ 100	1,441,840
1,000		Lee Mem. Hlth. Sys. Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%, 4/01/32, AMBAC	04/17 @ 100	1,056,590
1,100		Marion Cnty. Hosp. Dist., Hlth., Hosp. & Nursing Home RB, Munroe Regl. Hlth. Sys. Proj., 5.00%, 10/01/29	10/17 @ 100	1,123,265

See Notes to Financial Statements.

BlackRock Florida Municipal Income Trust (BBF) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$3,000		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	$3,394,800
1,000		Miami-Dade Cnty. Expwy. Auth., Hwy. Tolls RB, 5.125%, 7/01/25, FGIC	07/11 @ 101	1,053,920
1,500		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	No Opt. Call	1,490,790
		Northern Palm Beach Cnty. Impvt. Dist., Wtr. Util. Impvts. Spl. Assmt. RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj.,
1,155	[2]	6.10%, 8/01/11	N/A	1,255,358
360		6.10%, 8/01/21	08/11 @ 101	381,719
3,500	[2]	6.125%, 8/01/11	N/A	3,837,680
		Orange Cnty. Hlth. Facs. Auth., Misc. RB, Orlando Lutheran Towers Proj.,
655		5.375%, 7/01/20	07/15 @ 100	658,819
600		5.70%, 7/01/26	07/15 @ 100	618,186
2,500		Palm Beach Cnty. Sch. Brd., Lease Approp. COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,617,225
600		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	No Opt. Call	597,420
750		So. Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36, AMBAC	10/16 @ 100	791,475
12,000		So. Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,556,080
1,500	[2]	St. Petersburg, Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.00%, 10/01/09, FSA	N/A	1,559,835
2,740		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	10/09 @ 100	2,837,681
		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA,
3,100		Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,317,031
1,480		Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,609,722
1,795		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	1,879,778
2,000		Volusia Cnty. Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Embry Riddle Aeronautical Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,077,340

				139,585,849

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—17.5%
$4,850		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	$5,105,401
		Comnwlth., Pub. Impvt. Fuel Sales Tax GO,
2,520	[2]	Ser. A, 5.125%, 7/01/11	N/A	2,660,440
4,980		Ser. A, 5.125%, 7/01/31	07/11 @ 100	5,129,250
1,000		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. M, 5.00%, 7/01/37	07/17 @ 100	1,048,710
4,000	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	4,207,280

				18,151,081

		Total Long-Term Investments (cost $149,325,150)		157,736,930

Shares (000)

		MONEY MARKET FUND—2.4%
2,517	[4,5]	CMA Florida Mun. Money Fund, 3.39% (cost $2,517,166)	N/A	2,517,166

		Total Investments—154.8% (cost $151,842,3166)		$160,254,096
		Other assets in excess of liabilities—0.8%		822,444
		Preferred shares at redemption value, including dividends payable—(55.6)%		(57,584,057)

		Net Assets Applicable to Common Shareholders—100%		$103,492,483

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of April 30, 2007.
[6]

Cost for federal income tax purposes is $151,842,432. The net unrealized appreciation on a tax basis is $8,411,664, consisting of $8,533,713 gross unrealized appreciation and $122,049 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond
SA	—	Special Assessment
SO	—	Special Obligation
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—149.3%
		Multi-State—7.3%
$1,000	[2]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$1,044,200

		New Jersey—122.7%
1,000		Delaware River Port Auth. of Pennsylvania & New Jersey, Hwy. Impvts. Hwy. Tolls RB, 5.75%, 1/01/26, FSA	01/10 @ 100	1,048,220
		Econ. Dev. Auth.,
1,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	1,076,240
60		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	62,368
110		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	115,155
1,000		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,083,860
140		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	11/16 @ 100	141,673
925		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	986,281
500		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	525,845
900		Trans. Impvts. RB, New Jersey Econ. Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	951,714
		Edl. Facs. Auth.,
640		Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/26, FGIC	07/17 @ 100	686,368
500		Univ. & Coll. Impvts. RB, Rowan Univ. Proj., Ser. G, 4.50%, 7/01/31, MBIA	07/16 @ 100	500,345
250		Univ. & Coll. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31, AMBAC	07/17 @ 100	244,440
100		Univ. & Coll. RB, Rowan Univ. Proj., Ser. B, 4.25%, 7/01/34, FGIC	07/17 @ 100	97,398
		Hlth. Care Facs. Fing. Auth.,
1,000		Hlth., Hosp. & Nursing Home Impvts. RB, Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	01/10 @ 101	1,055,190
1,725		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/38	01/17 @ 33.653	350,365

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New Jersey—(cont’d)
$250		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., 5.00%, 7/01/29	01/17 @ 100	$255,952
1,000		Hlth., Hosp. & Nursing Home RB, St. Joseph’s Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	05/07 @ 102	1,019,740
1,000		Hudson Cnty. Impvt. Auth., Recreational Fac. Impvts. Misc. RB, Ser. A-1, Zero Coupon, 12/15/32, MBIA	No Opt. Call	318,910
		Middlesex Cnty. Impvt. Auth.,
200		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	212,438
1,000		Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,034,680
900		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	01/17 @ 100	888,894
500		Old Brdg. Twnshp. Brd. of Ed., Ad Valorem Ppty. Tax GO, 4.375%, 7/15/32, MBIA	07/16 @ 100	499,215
1,000		Passaic Valley Sewage Commissioners, Swr. GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,058,670
500		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 132, 5.00%, 9/01/33	09/13 @ 101	525,865
490		So. Jersey Transp. Auth., Hwy. Impvts. Trans. RB, Ser. A, 4.50%, 11/01/35, FGIC	11/15 @ 100	491,372
		Tobacco Settlement Fing. Corp.,
750	[3]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	N/A	833,220
350		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	06/17 @ 100	344,298
600		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	06/17 @ 26.257	91,746
		Tpke. Auth., Hwy. Tolls RB,
840	[4]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	972,183
160		Ser. C, 6.50%, 1/01/16, AMBAC	No Opt. Call	184,338

				17,656,983

		Puerto Rico—19.3%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.25%, 7/01/30	07/16 @ 100	537,220

See Notes to Financial Statements.

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Puerto Rico—(cont’d)
	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB,
$500	Ser. RR, 5.00%, 7/01/35, FGIC	07/15 @ 100	$529,520
250	Ser. TT, 5.00%, 7/01/32	07/17 @ 100	263,015
80	Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	94,209
600	Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	626,982
795	Infrastructure Fing. Auth., Pub. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/37, AMBAC	No Opt. Call	208,123
500	Infrastructure Fing. Auth., Pub. Impvts. ST, Ser. B, 5.00%, 7/01/31	07/16 @ 100	523,175

			2,782,244

	Total Long-Term Investments (cost $20,576,633)		21,483,427

Shares (000)		Description	Value

		MONEY MARKET FUND—7.6%
1,101	[5,6]	CMA New Jersey Muni. Money Fund, 3.29% (cost $1,100,994)	$1,100,994

		Total Investments—156.9% (cost $21,677,6277)	$22,584,421
		Liabilities in excess of other assets—(4.8)%	(689,640)
		Preferred shares at redemption value, including dividends payable—(52.2)%	(7,504,562)

		Net Assets Applicable to Common Shareholders—100%	$14,390,219

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 7.3% of its net assets, with a current market value of $1,044,200, in securities restricted as to resale.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of April 30, 2007.
[7]

Cost for federal income tax purposes is $21,680,472. The net unrealized appreciation on a tax basis is $903,949, consisting of $936,026 gross unrealized appreciation and $32,077 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
CONNIE LEE	—	College Construction Loan Insurance Assoc.
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—148.0%
		Multi-State—12.5%
		Charter Mac Equity Issuer Trust,
$7,000	[2]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$7,260,050
2,500	[2]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,675,050
		MuniMae TE Bond Subsidiary LLC,
3,000	[2]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,107,670
2,000		Ser. B-1, 6.80%, 6/30/49	11/10 @ 100	2,137,460

		Total Multi-State		15,180,230

		New Jersey—117.6%
		Cherry Hill Twnshp., Pub. Impvts. Ad Valorem Ppty. Tax GO,
3,065	[3]	5.00%, 7/15/11	N/A	3,222,449
4,275	[3]	5.00%, 7/15/11	N/A	4,494,607
		City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
1,500		5.30%, 5/15/30, MBIA, AMT	05/10 @ 101	1,558,710
1,500		5.375%, 5/15/31, MBIA, AMT	05/10 @ 101	1,562,580
		Econ. Dev. Auth.,
5,000		Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	No Opt. Call	5,988,100
5,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	5,381,200
500		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	519,735
855		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	895,065
2,630		Hlth., Hosp. & Nursing Home RB, Fellowship Vlg., Inc. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,689,306
4,050		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,355,977
2,000		Hlth., Hosp. & Nursing Home RB, Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,125,700
860		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	11/16 @ 100	870,277
930		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/36	11/16 @ 100	935,524
1,910		Local Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,032,584
3,450		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	3,678,562

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New Jersey—(cont’d)
$2,000		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	$2,153,220
500		RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	558,350
2,000		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	2,103,380
2,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	3,072,525
		Edl. Facs. Auth.,
1,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,070,750
2,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,214,220
3,000		Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,266,820
2,120		Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,372,662
500		Univ. & Coll. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31, AMBAC	07/17 @ 100	488,880
700		Univ. & Coll. RB, Rowan Univ. Proj., Ser. B, 4.25%, 7/01/34, FGIC	07/17 @ 100	681,786
1,000		Egg Harbor Twnshp. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.125%, 4/01/30, FSA	04/16 @ 100	968,950
12,600		Garden St. Presvtn. Trust, Recreational Fac. Impvts. RB, Open Space & Farmland Presvtn. Proj., Ser. B, Zero Coupon, 11/01/26, FSA	No Opt. Call	5,422,788
		Hlth. Care Facs. Fing. Auth.,
3,000	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/12	N/A	3,243,390
10,000		Hlth., Hosp. & Nursing Home Impvts. RB, Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,527,500
1,960	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, So. Jersey Hosp. Sys. Proj., 6.00%, 7/01/12	N/A	2,157,646
5,500	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, So. Jersey Hosp. Sys. Proj., 6.00%, 7/01/12	N/A	6,054,620
4,500		Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,810,005

See Notes to Financial Statements.

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New Jersey—(cont’d)
$1,650		Hlth., Hosp. & Nursing Home RB, So. Jersey Hosp., Inc. Proj., 5.00%, 7/01/46	07/16 @ 100	$1,678,793
14,905		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Zero Coupon, 7/01/38	01/17 @ 33.653	3,027,355
750		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., 5.00%, 7/01/29	01/17 @ 100	767,858
700		Hsg. & Mtg. Fin. Agcy., Local or Gtd. Hsg. RB, 4.70%, 10/01/37, AMT	04/17 @ 100	695,485
		Middlesex Cnty. Impvt. Auth.,
4,400		Local Multi-Fam. Hsg. RB, New Brunswick Apts. LLC Proj., 5.30%, 8/01/35, AMT	08/12 @ 100	4,508,944
1,400		Local Multi-Fam. Hsg. RB, Skyline Tower Urban Renewal Proj., 5.35%, 7/01/34, AMT	07/11 @ 100	1,461,670
1,790		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,901,320
2,500		Middlesex Cnty. Poll. Ctrl. Auth., Indl. Impvts. RB, Hess Corp. Proj., 6.05%, 9/15/34	09/14 @ 100	2,708,150
1,905		Newark Hlth. Care Fac., Hlth., Hosp. & Nursing Home RB, New Cmnty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,023,758
2,375		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	01/17 @ 100	2,345,693
8,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, JFK Intl. Air Term. LLC Proj., 5.75%, 12/01/22, MBIA, AMT	12/07 @ 102	8,241,520
		Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec. Proj.,
4,000		Ser. A, Zero Coupon, 9/01/30, MBIA	No Opt. Call	1,435,480
2,000		Ser. A, Zero Coupon, 9/01/33, MBIA	No Opt. Call	624,300
		Tobacco Settlement Fing. Corp.,
10,500	[3]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	N/A	11,665,080
2,500		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	06/17 @ 100	2,459,275
3,300		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	06/17 @ 26.257	504,603
		Trenton Pkg. Auth., Auto Pkg. RB,
3,465		5.00%, 4/01/25, FGIC	04/11 @ 100	3,598,368
1,500		5.00%, 4/01/30, FGIC	04/11 @ 100	1,546,185

				142,671,705

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—17.9%
$1,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. TT, 5.00%, 7/01/32	07/17 @ 100	$1,052,060
2,590		Hsg. Fin. Corp., Local or Gtd. Hsg. RB, Ser. A, 5.20%, 12/01/33	06/11 @ 100	2,623,134
2,590		Hsg. Fin. Corp., St. Sngl. Fam. Hsg. RB, Ser. B, 5.30%, 12/01/28, AMT	06/11 @ 100	2,620,892
3,500	[3]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	3,759,770
6,000		Infrastructure Fing. Auth., Pub. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/37, AMBAC	No Opt. Call	1,570,740
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
5,000		Ser. D, Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	4,220,000
3,765	[3]	Ser. D, 5.25%, 7/01/12	N/A	4,038,941
1,735		Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,814,654

				21,700,191

		Total Long-Term Investments (cost $167,210,622)		179,552,126

Shares (000)

		MONEY MARKET FUND—3.8%
4,605	[4,5]	CMA New Jersey Muni. Money Fund, 3.29% (cost $4,604,631)	N/A	4,604,631

		Total Investments—151.8% (cost $171,815,2536)		$184,156,757
		Other assets in excess of liabilities—0.8%		958,218
		Preferred shares at redemption value, including dividends payable—(52.6)%		(63,826,570)

		Net Assets Applicable to Common Shareholders—100%		$121,288,405

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 10.8% of its net assets, with a current market value of $13,042,770, in securities restricted as to resale.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of April 30, 2007.
[6]

Cost for federal income tax purposes is $171,882,396. The net unrealized appreciation on a tax basis is $12,274,361, consisting of $12,530,248 gross unrealized appreciation and $255,887 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
SA	—	Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2007
BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—147.5%
		New York—134.7%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
$95		Ser. A, 7.00%, 5/01/25	05/15 @ 102	$95,474
60		Ser. A, 7.00%, 5/01/35	05/15 @ 102	59,781
1,000		Albany Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,011,020
		City of New York, Ad Valorem Ppty. Tax GO,
990	[2]	Ser. A, 6.00%, 5/15/10	N/A	1,065,547
10		Ser. A, 6.00%, 5/15/30	05/10 @ 101	10,656
1,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	11/15 @ 100	1,048,920
		Dorm. Auth.,
750		Hlth., Hosp. & Nursing Home Impvts. RB, Lutheran Med. Ctr. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	783,060
1,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,043,580
1,000		Hlth., Hosp. & Nursing Home RB, Mount Sinai Hosp. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,069,210
1,005		Misc. RB, St. Univ. Edl. Facs. Proj., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,087,420
1,000	[2]	Univ. & Coll. Impvts. RB, Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/09	N/A	1,050,240
250		Essex Cnty. Indl. Dev. Agcy., Indl. Impvts. RB, Intl. Paper Co. Proj., Ser. A, 4.60%, 12/01/30, AMT	12/11 @ 100	244,565
100		Genesee Cnty. Indl.Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	12/12 @ 100	99,360
150		Hsg. Fin. Agcy., St. Multi- Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	02/08 @ 100	150,161
175		Liberty Dev. Corp. Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	184,221
2,000		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,100,460

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$250		Met. Transp. Auth., Trans. RB, Ser. B, 4.50%, 11/15/36	11/16 @ 100	$245,977
500		New York City Hsg. Dev. Corp., Local or Gtd. Hsg. RB, Ser. J-2, 4.75%, 11/01/27, AMT	05/17 @ 100	501,580
1,000		New York City Hsg. Dev. Corp., St. Multi-Fam. Hsg. RB, Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,042,790
		New York City Indl. Dev. Agcy.,
500		Econ. Impvts. RB, IAC/ Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	516,870
950		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	1,144,493
300		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	362,037
500		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	09/16 @ 100	529,810
500		New York City Indl. Dev. Agcy., Recreational Fac. Impvts. RB, Queens Baseball Stad. Proj., 5.00%, 1/01/46, AMBAC	01/17 @ 100	527,015
		New York City Mun. Wtr. Fin. Auth.,
1,000		Cash Flow Mgmt. Wtr. RB, Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,046,430
250		Wtr. RB, Ser. A, 4.25%, 6/15/33	06/17 @ 100	239,700
250		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	06/17 @ 100	238,567
1,000		Wtr. RB, Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,051,690
2,000	[2]	New York City Transl. Fin. Auth., Pub. Impvts. Sales Tax RB, Ser. B, 6.00%, 5/15/10	N/A	2,152,620
1,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl. Airlines Proj., 9.125%, 12/01/15, AMT	05/07 @ 100	1,042,750
250		Rochester Hsg. Auth., Local Multi-Fam. Hsg. RB, Andrews Terrace LLC Proj., 4.70%, 12/20/38, AMT	12/16 @ 100	247,142
2,000		Sales Tax Asset Receivables Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	2,114,620

See Notes to Financial Statements.

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$500		Schenectady Indl. Dev. Agcy., Univ. & Coll. RB, Union Coll. Proj., 5.00%, 7/01/31	07/16 @ 100	$529,955

115		Suffolk Cnty. Indl. Dev. Agcy. Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	117,090
500		Syracuse Indl. Dev. Agcy., Indl. Impvts. RB, Crousel Ctr. Proj., Ser. A, 5.00%, 1/01/36, XLCA, AMT	01/17 @ 100	522,190
		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB,
845	[2]	Ser. A, 5.00%, 1/01/12, MBIA	N/A	894,272
155		Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	160,932

				26,332,205

		Puerto Rico—12.8%
500		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	526,330
315		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	326,888
800		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	835,976
745	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	802,671

				2,491,865

		Total Long-Term Investments (cost $27,393,868)		28,824,070

Shares (000)		Description	Value

		MONEY MARKET FUND—0.5%
104	[3,4]	CMA New York Mun. Money Fund, 3.32% (cost $104,404)	$104,404

		Total Investments—148.0% (cost $27,498,2725)	$28,928,474
		Other assets in excess of liabilities—2.1%	414,764
		Preferred shares at redemption value, including dividends payable—(50.2)%	(9,801,020)

		Net Assets Applicable to Common Shareholders—100%	$19,542,218

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Represents an investment in an affiliate.
[4]	Represents current yield as of April 30, 2007.
[5]

Cost for federal income tax purposes is $27,509,257. The net unrealized appreciation on a tax basis is $1,419,217, consisting of $1,437,515 gross unrealized appreciation and $18,298 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2007
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—154.0%
		Multi-State—10.9%
		Charter Mac Equity Issuer Trust,
$6,000	[2]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$6,222,900
5,500	[2]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	5,885,110
		MuniMae TE Bond Subsidiary LLC,
6,000	[2]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,215,340
3,000		Ser. B-1, 6.80%, 6/30/49	11/10 @ 100	3,206,190

				21,529,540

		New York—130.0%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
910		Ser. A, 7.00%, 5/01/25	05/15 @ 102	914,541
590		Ser. A, 7.00%, 5/01/35	05/15 @ 102	587,847
		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO,
6,000	[3]	Ser. C, 5.375%, 3/15/12	N/A	6,460,920
2,200	[3]	Ser. D, 5.375%, 6/01/12	N/A	2,375,692
4,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	4,235,600
6,700		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	7,211,478
8,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	11/15 @ 100	8,391,360
		Dorm. Auth.,
4,855		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Facs. Proj., 5.00%, 2/15/35, AMBAC	02/15 @ 100	5,103,916
2,000		Hlth., Hosp. & Nursing Home Impvts. RB, No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,123,540
2,000		Hlth., Hosp. & Nursing Home Impvts. RB, No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,137,780
4,000		Hlth., Hosp. & Nursing Home RB, Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	4,058,040
9,000		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,247,950
5,000		Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,137,750
3,500		Dutchess Cnty. Indl. Dev. Agy., Coll. & Univ. RB, Bard Coll. Proj., Ser. A2, 4.50%, 8/01/36	08/17 @ 100	3,443,790
500		Genesee Cnty. Indl.Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	12/12 @ 100	496,800

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$850		Hsg. Fin. Agcy., St. Multi-Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	02/08 @ 100	$850,910
		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB,
3,900		Ser. A, 4.50%, 2/15/47, MBIA	02/17 @ 100	3,835,845
1,000		Ser. A, 5.00%, 2/15/47	02/17 @ 100	1,048,060
		Liberty Dev. Corp.,
7,000		Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	No Opt. Call	8,009,190
1,740		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	1,831,681
		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB,
5,000		Ser. B, 5.00%, 12/01/35, CIFG-TCRS	06/16 @ 100	5,283,900
5,000		Ser. B, 5.00%, 12/01/35	06/16 @ 100	5,264,600
2,000		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,088,260
		Met. Transp. Auth.,
12,000		Trans. RB, Ser. A, 5.00%, 11/15/30	11/12 @ 100	12,452,040
12,000		Trans. RB, Ser. A, 5.125%, 11/15/31	11/12 @ 100	12,561,600
		Mtg. Agcy., Local or Gtd. Hsg. RB,
5,915		Ser. 101, 5.40%, 4/01/32, AMT	10/11 @ 100	6,077,308
15,500		Ser. A, 5.30%, 10/01/31, AMT	04/11 @ 100	15,868,900
		New York City Indl. Dev. Agcy.,
750		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	777,638
2,000		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,119,840
2,000		Econ. Impvts. RB, IAC/ Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	2,067,480
1,550		Indl. Impvts. RB, Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11 @ 102	1,661,708
14,850		Port, Arpt. & Marina Impvts. Lease RB, Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28, AMT	07/11 @ 100	15,445,633
3,200		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	3,855,136
4,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	4,827,160

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust (BNY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$4,500		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	09/16 @ 100	$4,768,290
		New York City Mun. Wtr. Fin. Auth.,
4,000		Cash Flow Mgmt. Wtr. RB, Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,124,440
3,200		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	06/17 @ 100	3,053,664
6,500		Wtr. RB, Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,722,105
5,000		Wtr. RB, Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,240,800
1,500		Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	06/16 @ 100	1,579,650
2,750		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys., Wtr. Swr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%, 6/15/37, MBIA	06/16 @ 100	2,749,862
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
1,495	[3]	5.00%, 5/01/09	N/A	1,548,715
1,025		5.00%, 5/01/29	05/09 @ 101	1,051,219
		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
9,250		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	05/07 @ 100	9,645,437
13,000		JFK Intl. Air Term. LLC Proj., 5.75%, 12/01/22, MBIA, AMT	12/07 @ 102	13,392,470
2,500		Rensselaer Tobacco Sec. Corp., Misc. Tobacco Settlement Funded RB, Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,626,875
5,000		Rockland Tobacco Asset Sec. Corp., Misc. Tobacco Settlement Funded RB, 5.75%, 8/15/43	08/12 @ 100	5,262,400
1,000		State of New York, Rec. Recovery Impvts. GO., Ser. A, 4.125%, 3/01/37, FGIC	03/17 @ 100	939,490
		Suffolk Cnty. Indl. Dev. Agcy.,
1,175		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	1,196,350
7,000		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	7,344,890
		TSASC, Inc.,
8,000	[3]	Cash Flow Mgmt. Tobacco Settlement Funded RB, Ser. 1, 6.375%, 7/15/09	N/A	8,528,320
5,000	[3]	Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A	5,476,250
2,500		Westchester Cnty. Indl. Dev. Agcy., Private Primary Schs. RB, Winward Sch. Civic Fac. Proj., 5.25%, 10/01/31, RAA	10/11 @ 100	2,598,650

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$2,000	[3]	Westchester Tobacco Asset Sec., Cash Flow Mgmt. Tobacco Settlement Funded RB, 6.75%, 7/15/10	N/A	$2,201,860

				257,905,630

		Puerto Rico—13.1%
4,060		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	4,273,799
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
4,400	[3]	Ser. D, 5.25%, 7/01/12	N/A	4,720,144
1,600		Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,673,456
		Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB,
7,475	[3]	Ser. E, 5.50%, 2/01/12	N/A	8,053,640
7,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	7,362,740

				26,083,779

		Total Long-Term Investments (cost $290,455,926)
				305,518,949

Shares (000)

		MONEY MARKET FUNDS—0.6%
1,222	[4,5]	CMA New York Mun. Money Fund, 3.32% (cost $1,221,838)	N/A	1,221,838

		Total Investments—154.6% (cost $291,677,7646)		$306,740,787
		Other assets in excess of liabilities—0.7%		1,394,927
		Preferred shares at redemption value, including dividends payable—(55.3)%		(109,782,310)

		Net Assets Applicable to Common Shareholders—100%		$198,353,404

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held 9.2% of its net assets, with a current market value of $18,323,350, in securities restricted as to resale.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of April 30, 2007.
[6]

Cost for federal income tax purposes is $291,678,444. The net unrealized appreciation on a tax basis is $15,062,343, consisting of $15,232,631 gross unrealized appreciation and $170,288 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
CIFG-TCRS	—	CDC IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
April 30, 2007

	Investment Quality Municipal Trust (BKN)	Municipal Income Trust (BFK)	Long-Term Municipal Advantage Trust (BTA)

Assets
Investments at value, unaffliliated[1]	$404,389,069	$1,035,789,484	$359,112,595
Investments at value, affliliated[2]	4,300,000	12,600,000	7,500,000
Investments in affiliates	95,215	139,904	530
Cash	—	—	16,503
Receivable from investments sold	445,000	580,000	410,000
Interest receivable	5,690,155	15,497,932	5,272,008
Prepaid expenses	—	—	82,125
Unrealized appreciation on interest rate swaps	276,989	775,442	29,770
Other assets	10,839	32,919	5,121

	415,207,267	1,065,415,681	372,428,652

Liabilities
Payable to custodian	125,789	629,036	—
Payable for investments purchased	5,953,323	13,831,849	1,499,463
Unrealized depreciation on forward starting swaps	118,200	460,488	—
Trust Certificates[3]	—	—	170,860,000
Interest expense	—	—	2,083,596
Cash received from brokers as collateral	500,000	—	—
Dividends payable — common shares	1,420,102	3,630,383	733,983
Investment advisory fee payable	118,863	347,681	98,490
Administration fee payable	49,495	—	—
Deferred Trustees’ fees	95,215	139,904	530
Payable to affiliates	43,213	54,936	4,745
Other accrued expenses	158,137	268,673	185,608

	8,582,337	19,362,950	175,466,415

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[4]	146,682,337	375,307,169	—

Net Assets Applicable to Common Shareholders	$259,942,593	$670,745,562	$196,962,237

Composition of Net Assets Applicable to Common Shareholders:
Par value[5]	$167,071	$43,938	$13,345
Paid-in capital in excess of par	231,766,743	624,101,120	190,776,233
Undistributed (distributions in excess of) net investment income	6,446,406	11,913,897	(948,014)
Accumulated net realized gain (loss)	(1,665,752)	(34,137,731)	1,331,562
Net unrealized appreciation	23,228,125	68,824,338	5,789,111

Net assets applicable to common shareholders, April 30, 2007	$259,942,593	$670,745,562	$196,962,237

Net asset value per common share[6]	$15.56	$15.27	$14.76

[1]Investments at cost, unaffiliated	$381,319,733	$967,280,100	$353,353,254
[2]Investments at cost, affiliated	$4,300,000	$12,600,000	$7,500,000
[3]See Note 2 in the Notes to Financials
[4]Preferred shares outstanding	5,862	15,005	—
[5]Par value per share	$0.01	$0.001	$0.001
[6]Common shares outstanding	16,707,093	43,938,061	13,345,152

See Notes to Financial Statements.

	California Investment Quality Municipal Trust (RAA)	California Municipal Income Trust (BFZ)	Florida Investment Quality Municipal Trust (RFA)	Florida Municipal Income Trust (BBF)	New Jersey Investment Quality Municipal Trust (RNJ)

Assets
Investments at value, unaffliliated[1]	$20,646,827	$349,275,250	$24,191,039	$157,736,930	$21,483,427
Investments at value, affliliated[2]	1,006,851	13,173,408	101,127	2,517,166	1,100,994
Investments in affiliates	20,350	52,360	20,340	19,327	22,309
Cash	78,029	—	89,607	63,553	—
Receivable from investments sold	—	—	35,000	230,000	—
Interest receivable	322,762	5,396,023	299,995	2,313,149	365,362
Prepaid expenses	—	—	—	—	—
Unrealized appreciation on interest rate swaps	—	152,315	7,625	17,367	—
Other assets	1,912	9,978	1,977	4,284	1,909

	22,076,731	368,059,334	24,746,710	162,901,776	22,974,001

Liabilities
Payable to custodian	—	260,947	—	—	4,582
Payable for investments purchased	—	—	303,396	1,118,678	946,833
Unrealized depreciation on forward starting swaps	—	—	—	27,489	—
Trust Certificates[3]	—	—	—	—	—
Interest expense	—	—	—	—	—
Cash received from brokers as collateral	—	—	—	—	—
Dividends payable — common shares	48,340	1,145,738	54,101	502,910	68,482
Investment advisory fee payable	6,753	115,830	6,871	51,253	6,148
Administration fee payable	2,904	—	3,279	—	2,919
Deferred Trustees’ fees	20,350	52,360	20,340	19,327	22,309
Payable to affiliates	6,950	30,263	3,784	13,619	5,899
Other accrued expenses	35,557	173,345	39,752	91,960	22,048

	120,854	1,778,483	431,523	1,825,236	1,079,220

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[4]	7,503,288	132,019,232	8,503,680	57,584,057	7,504,562

Net Assets Applicable to Common Shareholders	$14,452,589	$234,261,619	$15,811,507	$103,492,483	$14,390,219

Composition of Net Assets Applicable to Common Shareholders:
Par value[5]	$10,071	$15,061	$11,271	$6,672	$10,071
Paid-in capital in excess of par	13,392,714	213,823,732	15,001,008	94,662,411	13,079,455
Undistributed (distributions in excess of) net investment income	(6,837)	5,066,268	24,802	1,766,705	300,908
Accumulated net realized gain (loss)	128,754	(8,232,190)	19,024	(1,344,963)	92,991
Net unrealized appreciation	927,887	23,588,748	755,402	8,401,658	906,794

Net assets applicable to common shareholders, April 30, 2007	$14,452,589	$234,261,619	$15,811,507	$103,492,483	$14,390,219

Net asset value per common share[6]	$14.35	$15.55	$14.03	$15.51	$14.29

[1]Investments at cost, unaffiliated	$19,718,940	$325,838,817	$23,443,262	$149,325,150	$20,576,633
[2]Investments at cost, affiliated	$1,006,851	$13,173,408	$101,127	$2,517,166	$1,100,994
[3]See Note 2 in the Notes to Financials
[4]Preferred shares outstanding	300	5,278	340	2,302	300
[5]Par value per share	$0.01	$0.001	$0.01	$0.001	$0.01
[6]Common shares outstanding	1,007,093	15,060,847	1,127,093	6,672,121	1,007,093

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued) April 30, 2007

	New Jersey Municipal Income Trust (BNJ)	New York Investment Quality Municipal Trust (RNY)	New York Municipal Income Trust (BNY)

Assets
Investments at value, unaffiliated[1]	$179,552,126	$28,824,070	$305,518,949
Investments at value, affiliated[2]	4,604,631	104,404	1,221,838
Investments in affiliates	22,975	20,301	44,792
Cash	—	62,700	—
Receivable from investments sold	85,000	—	1,035,773
Interest receivable	2,882,784	490,409	5,146,008
Unrealized appreciation on interest rate swaps	20,625	—	122,142
Other assets	5,435	2,109	8,149

	187,173,576	29,503,993	313,097,651

Liabilities
Payable to custodian	230,774	—	319,608
Payable for investments purchased	1,048,670	—	3,389,155
Dividends payable — common shares	595,607	91,497	949,774
Investment advisory fee payable	60,188	8,202	100,201
Administration fee payable	—	3,878	—
Deferred Trustees’ fees	22,975	20,301	44,792
Payable to affiliates	16,202	4,359	23,569
Other accrued expenses	84,185	32,518	134,838

	2,058,601	160,755	4,961,937

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[3]	63,826,570	9,801,020	109,782,310

Net Assets Applicable to Common Shareholders	$121,288,405	$19,542,218	$198,353,404

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$7,480	$13,071	$12,607
Paid-in capital in excess of par	106,257,131	17,651,717	178,980,198
Undistributed net investment income	3,115,027	256,894	4,989,357
Accumulated net realized gain (loss)	(453,362)	190,334	(813,923)
Net unrealized appreciation	12,362,129	1,430,202	15,185,165

Net assets applicable to common shareholders, April 30, 2007	$121,288,405	$19,542,218	$198,353,404

Net asset value per common share[5]	$16.21	$14.95	$15.73

[1]Investments at cost, unaffiliated	$167,210,622	$27,393,868	$290,455,926
[2]Investments at cost, affiliated	$4,604,631	$104,404	$1,221,838
[3]Preferred shares outstanding	2,552	392	4,390
[4]Par value per share	$0.001	$0.010	$0.001
[5]Common shares outstanding	7,480,159	1,307,093	12,606,676

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) For the six months ended April 30, 2007

	Investment Quality Municipal Trust (BKN)	Municipal Income Trust (BFK)	Long-Term Municipal Advantage Trust (BTA)

Investment Income
Interest income	$10,426,752	$27,314,870	$8,569,572
Affiliated income	39,535	83,108	2,847
Income from affiliates	2,745	2,801	337

Total investment income	10,469,032	27,400,779	8,572,756

Expenses
Investment advisory	709,332	3,120,169	981,939
Administration	302,314	—	—
Transfer agent	7,457	7,455	6,294
Custodian	50,897	79,165	9,535
Reports to shareholders	26,635	63,153	18,453
Directors/Trustees	8,899	12,853	6,629
Registration	4,702	4,668	4,092
Independent accountants	19,734	22,167	19,766
Legal	24,167	50,213	7,303
Officers fees	2,117	5,369	1,406
Insurance	12,820	32,678	6,056
Auction agent	188,157	476,413	—
Deferred Trustees’ fees	2,745	2,801	337
Remarketing and liquidity fees	—	—	179,995
Miscellaneous	23,439	43,549	12,841

Total expenses excluding interest expense	1,383,415	3,920,653	1,254,646
Interest expense	1,364	—	3,189,819

Total expenses	1,384,779	3,920,653	4,444,465
Less Advisory fees waived	—	(1,040,056)	(392,776)
Less fees waived by Advisor	(562)	(1,124)	(423)
Less fees paid indirectly	(8,367)	(9,787)	(9,236)

Net expenses	1,375,850	2,869,686	4,042,030

Net investment income	9,093,182	24,531,093	4,530,726

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(702,865)	(2,381,499)	1,797,711
Swaps	149,602	569,911	(201,320)

	(553,263)	(1,811,588)	1,596,391

Net change in unrealized appreciation/depreciation on:
Investments	(2,650,438)	(4,541,274)	(2,739,031)
Swaps	1,458,395	5,258,589	29,770

	(1,192,043)	717,315	(2,709,261)

Net loss	(1,745,306)	(1,094,273)	(1,112,870)

Dividends from Net Investment Income to Preferred Shareholders
Net investment income	(2,545,725)	(6,510,493)	—
Net realized gains	—	(18,029)	—

Total dividends and distributions	(2,545,725)	(6,528,522)	—

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$4,802,151	$16,908,298	$3,417,856

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) (continued) For the six months ended April 30, 2007

	California Investment Quality Municipal Trust (RAA)	California Municipal Income Trust (BFZ)	Florida Investment Quality Municipal Trust (RFA)

Investment Income
Interest income	$507,624	$9,141,153	$574,323
Affiliated income	6,933	46,302	921
Income from affiliates	179	1,358	317

Total investment income	514,736	9,188,813	575,561

Expenses
Investment advisory	38,248	1,092,918	42,385
Administration	10,928	—	12,110
Transfer agent	6,314	6,580	4,505
Custodian	13,862	41,424	10,256
Reports to shareholders	2,708	17,716	3,106
Directors/Trustees	1,721	7,966	1,726
Registration	189	523	211
Independent accountants	12,455	19,518	12,468
Legal	2,843	19,435	2,862
Officers fees	117	1,892	129
Insurance	690	11,479	764
Auction agent	11,922	167,514	13,161
Deferred Trustees’ fees	179	1,358	317
Miscellaneous	7,512	21,446	7,602

Total expenses excluding interest expense	109,688	1,409,769	111,602
Interest expense	—	1,206	—

Total expenses	109,688	1,410,975	111,602
Less Advisory fees waived	—	(364,306)	—
Less fees waived by Advisor	(456)	(4,276)	(175)
Less fees paid indirectly	(9,932)	(16,215)	(6,093)

Net expenses	99,300	1,026,178	105,334

Net investment income	415,436	8,162,635	470,227

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	107,023	(365,134)	19,024
Swaps	21,731	—	—

	128,754	(365,134)	19,024

Net change in unrealized appreciation/depreciation on:
Investments	(216,579)	(3,507,833)	(168,628)
Swaps	—	2,004,957	7,625

	(216,579)	(1,502,876)	(161,003)

Net loss	(87,825)	(1,868,010)	(141,979)

Dividends from Net Investment Income to Preferred Shareholders
Net investment income	(108,874)	(2,222,117)	(123,846)
Net realized gains	(16,752)	—	(42,977)

Total dividends and distributions	(125,626)	(2,222,117)	(166,823)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$201,985	$4,072,508	$161,425

See Notes to Financial Statements.

	Florida Municipal Income Trust (BBF)	New Jersey Investment Quality Municipal Trust (RNJ)	New Jersey Municipal Income Trust (BNJ)	New York Investment Quality Municipal Trust (RNY)	New York Municipal Income Trust (BNY)

Investment Income
Interest income	$4,087,683	$548,242	$4,852,327	$732,957	$7,982,045
Affiliated income	11,862	389	5,004	4,184	17,465
Income from affiliates	362	400	298	312	1,015

Total investment income	4,099,907	549,031	4,857,629	737,453	8,000,525

Expenses
Investment advisory	481,125	38,137	551,893	51,204	919,098
Administration	—	10,896	—	14,631	—
Transfer agent	6,282	4,406	6,437	4,482	6,679
Custodian	28,036	12,861	29,640	12,866	31,033
Reports to shareholders	10,036	3,172	12,332	3,576	20,726
Directors/Trustees	3,531	1,718	4,106	1,740	6,728
Registration	3,474	189	3,769	245	1,113
Independent accountants	18,722	12,457	18,818	12,490	19,301
Legal	9,649	2,846	9,763	2,889	19,161
Officers fees	845	118	980	159	1,604
Insurance	5,066	688	5,783	921	9,637
Auction agent	71,499	11,922	81,327	14,665	136,276
Deferred Trustees’ fees	362	400	298	312	1,015
Miscellaneous	14,542	7,517	15,254	7,686	19,410

Total expenses excluding interest expense	653,169	107,327	740,400	127,866	1,191,781
Interest expense	—	—	—	—	—

Total expenses	653,169	107,327	740,400	127,866	1,191,781
Less Advisory fees waived	(160,946)	—	(183,964)	—	(306,339)
Less fees waived by Advisor	(2,843)	(204)	(779)	(556)	(3,164)
Less fees paid indirectly	(10,729)	(10,182)	(10,762)	(8,703)	(10,229)

Net expenses	478,651	96,941	544,895	118,607	872,049

Net investment income	3,621,256	452,090	4,312,734	618,846	7,128,476

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(548,644)	92,991	156,696	190,334	(616,779)
Swaps	—	—	—	—	—

	(548,644)	92,991	156,696	190,334	(616,779)

Net change in unrealized appreciation/depreciation on:
Investments	(830,514)	(149,776)	(1,733,137)	(359,088)	(2,224,260)
Swaps	684,514	—	865,525	—	1,318,154

	(146,000)	(149,776)	(867,612)	(359,088)	(906,106)

Net loss	(694,644)	(56,785)	(710,916)	(168,754)	(1,522,885)

Dividends from Net Investment Income to Preferred Shareholders
Net investment income	(1,009,207)	(105,957)	(1,068,880)	(155,139)	(1,733,131)
Net realized gains	—	(17,621)	—	(8,495)	—

Total dividends and distributions	(1,009,207)	(123,578)	(1,068,880)	(163,634)	(1,733,131)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,917,405	$271,727	$2,532,938	$286,458	$3,872,460

STATEMENT OF CASH FLOWS (unaudited)
For the six months ended April 30, 2007

Long-Term Municipal Advantage Trust (BTA)

Net Increase in Net Assets Resulting from Operations to Net Cash Used for Operating Activities
Net increase in net assets resulting from operations	$3,417,856

Purchases of long-term investments	(82,509,101)
Proceeds from sales of long-term investments	95,677,599
Net purchases of short-term investments	(6,759,000)
Amortization of premium and discount on investments	92,808
Net realized gain on investments	(1,797,711)
Decrease in unrealized appreciation/depreciation on investments	2,739,031
Increase in unrealized appreciation on swaps	(29,770)
Increase in investments in affiliates	(337)
Decrease in interest receivable	6,386
Decrease in prepaid expense	6,126
Decrease in other assets	6,057
Decrease in interest payable	(58,423)
Decrease in investment advisory fee payable	(196)
Increase in deferred Trustees’ fees	337
Decrease in payable to affiliates	(310)
Decrease in other accrued expenses	(50,465)

Total adjustments	7,323,031

Net cash provided by operating activities	10,740,887

Cash from financing activities:
Capital contributions	538,721
Proceeds from and repayments of trust certificates	(6,485,000)
Cash dividends paid	(5,311,511)

Net cash provided by financing activities	(11,257,790)

Net decrease in cash	(516,903)
Cash at beginning of period	533,406

Cash at end of period	$16,503

Cash paid for interest	$3,248,242

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	Investment Quality Municipal Trust (BKN)		Municipal Income Trust (BFK)

	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$9,093,182	$18,419,051	$24,531,093	$50,095,286
Net realized gain (loss)	(553,263)	607,295	(1,811,588)	1,390,886
Net change in unrealized appreciation/depreciation	(1,192,043)	6,751,110	717,315	33,062,215
Dividends and distributions to preferred shareholders from:
Net investment income	(2,545,725)	(4,700,264)	(6,510,493)	(12,001,964)
Net realized gains	—	—	(18,029)	—

Net increase in net assets applicable to common shareholders resulting from operations	4,802,151	21,077,192	16,908,298	72,546,423

Dividends and Distributions to Common Shareholders from:
Net investment income	(8,737,810)	(17,692,813)	(21,762,759)	(43,385,755)
Net realized gains	—	—	(57,432)	—

Total dividends and distributions	(8,737,810)	(17,692,813)	(21,820,191)	(43,385,755)

Capital Share Transactions:
Reinvestment of common dividends	—	—	1,577,866	2,871,527

Total increase (decrease)	(3,935,659)	3,384,379	(3,334,027)	32,032,195

Net Assets Applicable to Common Shareholders
Beginning of period	263,878,252	260,493,873	674,079,589	642,047,394

End of period	$259,942,593	$263,878,252	$670,745,562	$674,079,589

End of period undistributed net investment income	$6,446,406	$8,636,759	$11,913,897	$15,656,056

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended April 30, 2007 (unaudited) and the year ended October 30, 2006

	BlackRock Long-Term Municipal Advantage Trust (BTA)		California Investment Quality Municipal Trust (RAA)

	2007	2006[1]	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$4,530,726	$6,007,001	$415,436	$877,154
Net realized gain (loss)	1,596,391	(264,829)	128,754	78,405
Net change in unrealized appreciation/depreciation	(2,709,261)	8,498,372	(216,579)	430,243
Dividends and distributions to preferred shareholders from:
Net investment income	—	—	(108,874)	(215,916)
Net realized gains	—	—	(16,752)	—

Net increase in net assets applicable to common shareholders resulting from operations	3,417,856	14,240,544	201,985	1,169,886

Dividends and Distributions to Common Shareholders from:
Net investment income	(5,131,464)	(6,393,277)	(312,803)	(853,209)
Net realized gains	—	—	(51,877)	—

Total dividends and distributions	(5,131,464)	(6,393,277)	(364,680)	(853,209)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	186,584,810	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	3,216,375	—	—
Reinvestment of common dividends	538,721	488,672	—	—

Net proceeds from capital share transactions	538,721	190,289,857	—	—

Total increase (decrease)	(1,174,887)	198,137,124	(162,695)	316,677

Net Assets Applicable to Common Shareholders
Beginning of period	198,137,124	—	14,615,284	14,298,607

End of period	$196,962,237	$198,137,124	$14,452,589	$14,615,284

End of period undistributed (distribution in excess of) net investment income	$(948,014)	$(347,276)	$(6,837)	$(596)

[1]	Commencement of investment operations for Long-Term Municipal Advantage was February 28, 2006. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

	California Municipal Income Trust (BFZ)		Florida Investment Quality Municipal Trust (RFA)		Florida Municipal Income Trust (BBF)

	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$8,162,635	$16,761,247	$470,227	$923,461	$3,621,256	$7,369,362
Net realized gain (loss)	(365,134)	2,216,392	19,024	265,765	(548,644)	1,156,069
Net change in unrealized appreciation/depreciation	(1,502,876)	7,064,059	(161,003)	186,488	(146,000)	591,321
Dividends and distributions to preferred shareholders from:
Net investment income	(2,222,117)	(3,954,681)	(123,846)	(236,669)	(1,009,207)	(1,810,602)
Net realized gains	—	—	(42,977)	(54,375)	—	—

Net increase in net assets applicable to common shareholders resulting from operations	4,072,508	22,087,017	161,425	1,084,670	1,917,405	7,306,150

Dividends and Distributions to Common Shareholders from:
Net investment income	(6,869,225)	(13,697,832)	(350,279)	(957,322)	(3,015,862)	(6,019,766)
Net realized gains	—	—	(53,470)	(287,688)	—	—

Total dividends and distributions	(6,869,225)	(13,697,832)	(403,749)	(1,245,010)	(3,015,862)	(6,019,766)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—	—	—
Reinvestment of common dividends	485,625	711,184	—	—	139,929	221,091

Net proceeds from capital share transactions	485,625	711,184	—	—	139,929	221,091

Total increase (decrease)	(2,311,092)	9,100,369	(242,324)	(160,340)	(958,528)	1,507,475

Net Assets Applicable to Common Shareholders
Beginning of period	236,572,711	227,472,342	16,053,831	16,214,171	104,451,011	102,943,536

End of period	$234,261,619	$236,572,711	$15,811,507	$16,053,831	$103,492,483	$104,451,011

End of period undistributed (distribution in excess of) net investment income	$5,066,268	$5,994,975	$24,802	$28,700	$1,766,705	$2,170,518

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	New Jersey Investment Quality Municipal Trust (RNJ)		New Jersey Municipal Income Trust (BNJ)

	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$452,090	$856,791	$4,312,734	$8,743,414
Net realized gain	92,991	120,175	156,696	1,477,938
Net change in unrealized appreciation/depreciation	(149,776)	222,494	(867,612)	2,392,840
Dividends and distributions to preferred shareholders from:
Net investment income	(105,957)	(204,250)	(1,068,880)	(1,946,877)
Net realized gains	(17,621)	(25,877)	—	—

Net increase in net assets applicable to common shareholders resulting from operations	271,727	969,333	2,532,938	10,667,315

Dividends and Distributions to Common Shareholders from:
Net investment income	(419,454)	(847,505)	(3,569,616)	(7,110,417)
Net realized gains	(38,111)	(126,529)	—	—

Total dividends and distributions	(457,565)	(974,034)	(3,569,616)	(7,110,417)

Capital Share Transactions:
Reinvestment of common dividends	—	—	338,085	690,656

Total increase (decrease)	(185,838)	(4,701)	(698,593)	4,247,554

Net Assets Applicable to Common Shareholders
Beginning of period	14,576,057	14,580,758	121,986,998	117,739,444

End of period	$14,390,219	$14,576,057	$121,288,405	$121,986,998

End of period undistributed net investment income	$300,908	$374,229	$3,115,027	$3,440,789

See Notes to Financial Statements.

	New York Investment Quality Municipal Trust (RNY)		New York Municipal Income Trust (BNY)

	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$618,846	$1,265,857	$7,128,476	$14,267,470
Net realized gain	190,334	87,630	(616,779)	1,763,256
Net change in unrealized appreciation/depreciation	(359,088)	395,405	(906,106)	4,045,210
Dividends and distributions to preferred shareholders from:
Net investment income	(155,139)	(276,400)	(1,733,131)	(3,294,504)
Net realized gains	(8,495)	(20,219)	—	—

Net increase in net assets applicable to common shareholders resulting from operations	286,458	1,452,273	3,872,460	16,781,432

Dividends and Distributions to Common Shareholders from:
Net investment income	(565,318)	(1,146,975)	(5,693,778)	(11,347,915)
Net realized gains	(17,872)	(109,330)	—	—

Total dividends and distributions	(583,190)	(1,256,305)	(5,693,778)	(11,347,915)

Capital Share Transactions:
Reinvestment of common dividends	—	—	457,543	826,411

Total increase (decrease)	(296,732)	195,968	(1,363,775)	6,259,928

Net Assets Applicable to Common Shareholders
Beginning of period	19,838,950	19,642,982	199,717,179	193,457,251

End of period	$19,542,218	$19,838,950	$198,353,404	$199,717,179

End of period undistributed net investment income	$256,894	$358,505	$4,989,357	$5,287,790

FINANCIAL HIGHLIGHTS
BlackRock Investment Quality Municipal Trust (BKN)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.79	$15.59	$15.71	$15.28	$15.19	$15.19

Investment operations:
Net investment income	0.54	1.10	1.14	1.17	1.16	1.20
Net realized and unrealized gain (loss)	(0.10)	0.44	(0.11)	0.26	(0.09)	(0.26)
Dividends to preferred shareholders from net investment income	(0.15)	(0.28)	(0.19)	(0.09)	(0.09)	(0.13)

Net increase from investment operations	0.29	1.26	0.84	1.34	0.98	0.81

Dividends to common shareholders from net investment income	(0.52)	(1.06)	(0.96)	(0.91)	(0.89)	(0.81)

Net asset value, end of period	$15.56	$15.79	$15.59	$15.71	$15.28	$15.19

Market price, end of period	$18.98	$18.97	$16.62	$15.12	$14.26	$13.48

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.33%	7.38%	5.34%	9.48%	7.14%	6.40%

At market value	2.88%	21.06%	16.68%	12.91%	12.67%	4.14%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.06%[4]	1.09%	1.08%	1.08%	1.10%	1.09%
Expenses after fees waived and before fees paid indirectly	1.06%[4]	1.09%	1.08%	1.08%	1.10%	1.09%
Expenses before fees waived and paid indirectly	1.06%[4]	1.09%	1.08%	1.08%	1.10%	1.09%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.00%[4]	7.09%	7.21%	7.59%	7.62%	7.93%
Preferred share dividends	1.96%[4]	1.81%	1.17%	0.60%	0.59%	0.83%
Net investment income available to common shareholders	5.04%[4]	5.28%	6.04%	6.99%	7.03%	7.10%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$262,142	$259,862	$264,490	$259,470	$254,890	$251,428
Portfolio turnover	8%	82%	77%	52%	36%	19%
Net assets applicable to common shareholders, end of period (000)	$259,943	$263,878	$260,494	$262,475	$255,315	$253,710
Preferred shares value outstanding, end of period (000)	$146,550	$146,550	$146,550	$146,550	$146,550	$146,550
Asset coverage per preferred share, end of period	$69,366	$70,054	$69,465	$69,790	$68,561	$68,292

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Income Trust (BFK)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.37	$14.71	$14.26	$13.87	$13.33	$14.30

Investment operations:
Net investment income	0.56	1.14	1.18	1.19	1.23	1.20
Net realized and unrealized gain (loss)	(0.01)	0.78	0.43	0.26	0.35	(1.11)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.15)	(0.27)	(0.18)	(0.09)	(0.09)	(0.13)
Net realized gains	— [1]	—	—	—	—	—

Net increase (decrease) from investment operations	0.40	1.65	1.43	1.36	1.49	(0.04)

Dividends and distributions to common shareholders from:
Net investment income	(0.50)	(0.99)	(0.98)	(0.97)	(0.95)	(0.93)
Net realized gains	— [1]	—	—	—	—	—

Total dividends and distributions	(0.50)	(0.99)	(0.98)	(0.97)	(0.95)	(0.93)

Net asset value, end of period	$15.27	$15.37	$14.71	$14.26	$13.87	$13.33

Market price, end of period	$18.68	$17.30	$15.69	$14.05	$13.70	$13.46

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	2.30%	11.24%	10.21%	10.29%	11.63%	(0.29)%

At market value	11.19%	17.39%	19.31%	10.01%	9.21%	(2.40)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.86%[5]	0.83%	0.83%	0.83%	0.84%	0.81%
Expenses after fees waived and before fees paid indirectly	0.86%[5]	0.83%	0.83%	0.83%	0.84%	0.83%
Expenses before fees waived and paid indirectly	1.17%[5]	1.21%	1.22%	1.23%	1.25%	1.23%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.34%[5]	7.65%	7.97%	8.44%	8.96%	8.74%
Preferred share dividends	1.95%[5]	1.83%	1.23%	0.63%	0.65%	0.92%
Net investment income available to common shareholders	5.39%[5]	5.82%	6.74%	7.81%	8.31%	7.82%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$673,550	$654,691	$644,680	$618,076	$594,192	$598,425
Portfolio turnover	9%	77%	68%	59%	56%	70%
Net assets applicable to common shareholders, end of period (000)	$670,746	$674,080	$642,047	$621,648	$603,943	$579,681
Preferred shares value outstanding, end of period (000)	$375,125	$375,125	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of period	$69,714	$69,933	$67,797	$66,435	$65,251	$63,636

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[3]	Unaudited.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Long-Term Municipal Advantage Trust (BTA)

	Six Months Ended April 30, 2007 (unaudited)	For the period February 28, 2006[1] through October 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.89	$14.33 [2]

Investment operations:
Net investment income	0.34	0.45
Net realized and unrealized gain (loss)	(0.09)	0.62

Net increase from investment operations	0.25	1.07

Dividends to common shareholders from net investment income	(0.38)	(0.48)

Capital charges with respect to issuance of Common shares	—	(0.03)

Net asset value, end of period	$14.76	$14.89

Market price, end of period	$13.79	$14.70

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	1.83%	7.48%

At market value	(3.70)%	1.40%

RATIOS TO AVERAGE NET ASSETS:[5]
Total expenses	4.52%	4.55%
Net expenses	4.12%	4.11%
Net expenses excluding interest expense	0.87%	0.97%
Net investment income	4.61%	4.79%
SUPPLEMENTAL DATA:
Average net assets (000)	$198,015	$186,998
Portfolio turnover	23%	20%
Net assets, end of period (000)	$196,962	$198,137
Short-term floating rate certificates, end of period	$170,860	$177,345
Asset coverage, end of period[5]	$2,153	$2,177
Short-term floating rate certificates average daily balances (000)	$173,281	$183,026
Short-term floating rate certificates weighted average interest rate	3.65%	3.57%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Unaudited.
[5]	Annualized.
[6]	Per $1,000 of certificates outstanding

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Investment Quality Municipal Trust (RAA)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.51	$14.20	$14.43	$14.56	$14.81	$15.30

Investment operations:
Net investment income	0.41	0.87	0.78	0.92	1.05	1.04
Net realized and unrealized gain (loss)	(0.08)	0.50	(0.03)	(0.09)	(0.41)	(0.64)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.11)	(0.21)	(0.13)	(0.06)	(0.06)	(0.09)
Net realized gains	(0.02)	—	—	—	—	—

Net increase from investment operations	0.20	1.16	0.62	0.77	0.58	0.31

Dividends and distributions to common shareholders from:
Net investment income	(0.31)	(0.85)	(0.85)	(0.85)	(0.83)	(0.80)
Net realized gains	(0.05)	—	—	(0.05)	—	—

Total dividends and distributions	(0.36)	(0.85)	(0.85)	(0.90)	(0.83)	(0.80)

Net asset value, end of period	$14.35	$14.51	$14.20	$14.43	$14.56	$14.81

Market price, end of period	$13.92	$15.80	$15.75	$14.30	$14.03	$13.38

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.30%	7.87%	4.32%	5.77%	4.43%	2.06%

At market value	(9.75)%	5.90%	16.76%	8.78%	11.38%	(9.26)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]

Expenses after fees waived and paid indirectly	1.38%[4]	1.41%	1.35%	1.35%	1.40%	1.29%
Expenses after fees waived and before fees paid indirectly	1.38%[4]	1.50%	1.39%	1.40%	1.40%	1.29%
Expenses before fees waived and paid indirectly	1.38%[4]	1.50%	1.39%	1.40%	1.40%	1.29%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.76%[4]	6.11%	5.38%	6.37%	7.17%	6.86%
Preferred share dividends	1.51%[4]	1.50%	0.88%	0.42%	0.44%	0.59%
Net investment income available to common shareholders	4.25%[4]	4.61%	4.50%	5.95%	6.73%	6.27%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,537	$14,358	$14,569	$14,553	$14,752	$15,221
Portfolio turnover	15%	49%	20%	15%	6%	30%
Net assets applicable to common shareholders, end of period (000)	$14,453	$14,615	$14,299	$14,529	$14,665	$14,911
Preferred shares value outstanding, end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of period	$73,186	$73,731	$72,671	$73,433	$73,886	$74,706

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Income Trust (BFZ)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period	$15.74	$15.18	$14.77	$13.97	$14.16	$14.50

Investment operations:
Net investment income	0.54	1.11	1.12	1.15	1.12	1.11
Net realized and unrealized gain (loss)	(0.12)	0.62	0.36	0.65	(0.34)	(0.46)
Dividends to preferred shareholders from net investment income	(0.15)	(0.26)	(0.16)	(0.09)	(0.08)	(0.12)

Net increase from investment operations	0.27	1.47	1.32	1.71	0.70	0.53

Dividends to common shareholders from net investment income	(0.46)	(0.91)	(0.91)	(0.91)	(0.89)	(0.87)

Net asset value, end of period	$15.55	$15.74	$15.18	$14.77	$13.97	$14.16

Market price, end of period	$17.82	$17.12	$14.92	$13.65	$13.21	$13.09

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.57%	9.93%	9.47%	13.14%	5.49%	4.08%

At market value	7.02%	21.65%	16.42%	10.58%	7.92%	(5.49)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.88%[4]	0.87%	0.85%	0.87%	0.89%	0.88%
Expenses after fees waived and before fees paid indirectly	0.88%[4]	0.87%	0.86%	0.88%	0.89%	0.90%
Expenses before fees waived and paid indirectly	1.20%[4]	1.25%	1.25%	1.28%	1.30%	1.31%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.99%[4]	7.26%	7.35%	7.96%	8.01%	7.96%
Preferred share dividends	1.90%[4]	1.71%	1.04%	0.59%	0.57%	0.86%
Net investment income available to common shareholders	5.09%[4]	5.55%	6.31%	7.37%	7.44%	7.10%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$235,375	$230,845	$227,738	$216,238	$211,275	$209,965
Portfolio turnover	14%	17%	28%	15%	34%	44%
Net assets applicable to common shareholders, end of period (000)	$234,262	$236,573	$227,472	$221,371	$209,397	$212,215
Preferred shares value outstanding, end of period (000)	$131,950	$131,950	$131,950	$131,950	$131,950	$131,950
Asset coverage per preferred share, end of period	$69,398	$69,836	$68,107	$66,945	$64,675	$65,211

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Investment Quality Municipal Trust (RFA)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.24	$14.39	$15.02	$15.39	$15.65	$15.50

Investment operations:
Net investment income	0.42	0.82	0.84	0.98	1.04	1.05
Net realized and unrealized gain (loss)	(0.12)	0.40	(0.35)	(0.18)	(0.39)	0.02
Dividends and distributions to preferred shareholders from:
Net investment income	(0.11)	(0.21)	(0.15)	(0.07)	(0.08)	(0.11)
Net realized gains	(0.04)	(0.05)	(0.01)	(0.02)	—	—

Net increase from investment operations	0.15	0.96	0.33	0.71	0.57	0.96

Dividends and distributions to common shareholders from:
Net investment income	(0.31)	(0.85)	(0.85)	(0.85)	(0.83)	(0.81)
Net realized gains	(0.05)	(0.26)	(0.11)	(0.23)	—	—

Total dividends and distributions	(0.36)	(1.11)	(0.96)	(1.08)	(0.83)	(0.81)

Net asset value, end of period	$14.03	$14.24	$14.39	$15.02	$15.39	$15.65

Market price, end of period	$13.70	$16.00	$14.85	$14.30	$14.47	$14.50

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.05%	6.46%	2.19%	5.00%	3.98%	6.63%

At market value	(12.18)%	15.91%	10.76%	6.32%	5.52%	6.52%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.33%[4]	1.37%	1.29%	1.27%	1.29%	1.20%
Expenses after fees waived and before fees paid indirectly	1.33%[4]	1.43%	1.32%	1.31%	1.29%	1.20%
Expenses before fees waived and paid indirectly	1.34%[4]	1.43%	1.32%	1.31%	1.29%	1.20%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.96%[4]	5.80%	5.69%	6.48%	6.69%	6.76%
Preferred share dividends	1.57%[4]	1.49%	1.05%	0.46%	0.51%	0.69%
Net investment income available to common shareholders	4.39%[4]	4.31%	4.64%	6.02%	6.18%	6.07%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$15,921	$15,930	$16,626	$17,035	$17,561	$17,427
Portfolio turnover	9%	57%	15%	13%	17%	8%
Net assets applicable to common shareholders, end of period (000)	$15,812	$16,054	$16,214	$16,929	$17,347	$17,639
Preferred shares value outstanding, end of period (000)	$8,500	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share, end of period	$71,515	$72,229	$72,696	$74,795	$76,021	$76,886

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal Income Trust (BBF)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.68	$15.48	$15.27	$14.68	$14.57	$14.37

Investment operations:
Net investment income	0.54	1.11	1.11	1.12	1.11	1.07
Net realized and unrealized gain (loss)	(0.11)	0.26	0.17	0.45	(0.03)	0.13
Dividends to preferred shareholders from net investment income	(0.15)	(0.27)	(0.17)	(0.08)	(0.08)	(0.12)

Net increase from investment operations	0.28	1.10	1.11	1.49	1.00	1.08

Dividends to common shareholders from net investment income	(0.45)	(0.90)	(0.90)	(0.90)	(0.89)	(0.87)

Capital charges with respect to issuance of preferred shares	—	—	—	—	—	(0.01)

Net asset value, end of period	$15.51	$15.68	$15.48	$15.27	$14.68	$14.57

Market price, end of period	$16.60	$16.30	$15.25	$14.40	$13.36	$13.65

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.81%	7.34%	7.63%	11.02%	7.39%	7.86%

At market value	4.82%	13.26%	12.44%	15.04%	4.30%	0.16%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.93%[4]	0.92%	0.90%	0.93%	0.94%	0.96%
Expenses after fees waived and before fees paid indirectly	0.93%[4]	0.93%	0.91%	0.93%	0.95%	0.98%
Expenses before fees waived and paid indirectly	1.25%[4]	1.30%	1.30%	1.32%	1.35%	1.38%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.03%[4]	7.12%	7.16%	7.49%	7.50%	7.59%
Preferred share dividends	1.96%[4]	1.75%	1.11%	0.55%	0.53%	0.82%
Net investment income available to common shareholders	5.07%[4]	5.37%	6.05%	6.94%	6.97%	6.77%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$103,843	$103,431	$103,432	$100,002	$98,081	$93,558
Portfolio turnover	8%	20%	10%	10%	19%	35%
Net assets applicable to common shareholders, end of period (000)	$103,492	$104,451	$102,944	$101,512	$97,589	$96,816
Preferred shares value outstanding, end of period (000)	$57,550	$57,550	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share, end of period	$69,972	$70,391	$69,729	$69,101	$67,394	$67,060

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.47	$14.48	$14.79	$14.90	$14.64	$14.85

Investment operations:
Net investment income	0.45	0.85	0.87	0.97	1.00	1.02
Net realized and unrealized gain (loss)	(0.04)	0.34	(0.21)	(0.20)	0.12	(0.39)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.11)	(0.20)	(0.15)	(0.07)	(0.06)	(0.09)
Net realized gains	(0.02)	(0.03)	—	—	—	—

Net increase from investment operations	0.28	0.96	0.51	0.70	1.06	0.54

Dividends and distributions to common shareholders from:
Net investment income	(0.42)	(0.84)	(0.82)	(0.81)	(0.80)	(0.75)
Net realized gains	(0.04)	(0.13)	—	—	—	—

Total dividends and distributions	(0.46)	(0.97)	(0.82)	(0.81)	(0.80)	(0.75)

Net asset value, end of period	$14.29	$14.47	$14.48	$14.79	$14.90	$14.64

Market price, end of period	$17.19	$15.95	$14.70	$15.00	$14.80	$13.30

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.37%	6.14%	3.43%	5.00%	7.48%	4.07%

At market value	10.63%	15.25%	3.53%	7.14%	17.59%	2.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.35%[4]	1.41%	1.34%	1.34%	1.39%	1.31%
Expenses after fees waived and before fees paid indirectly	1.35%[4]	1.51%	1.37%	1.37%	1.39%	1.31%
Expenses before fees waived and paid indirectly	1.35%[4]	1.51%	1.37%	1.37%	1.39%	1.31%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.30%[4]	5.91%	5.89%	6.50%	6.72%	6.93%
Preferred share dividends	1.48%[4]	1.41%	1.00%	0.47%	0.41%	0.61%
Net investment income available to common shareholders	4.82%[4]	4.50%	4.89%	6.03%	6.31%	6.32%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,473	$14,499	$14,873	$14,974	$14,975	$14,791
Portfolio turnover	14%	27%	19%	12%	4%	14%
Net assets applicable to common shareholders, end of period (000)	$14,390	$14,576	$14,581	$14,900	$15,007	$14,747
Preferred shares value outstanding, end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of period	$72,983	$73,603	$73,612	$74,670	$75,026	$74,159

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New Jersey Municipal Income Trust (BNJ)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.35	$15.87	$15.38	$14.59	$14.29	$14.26

Investment operations:
Net investment income	0.58	1.17	1.17	1.16	1.15	1.10
Net realized and unrealized gain (loss)	(0.10)	0.52	0.42	0.61	0.11	(0.07)
Dividends to preferred shareholders from net investment income	(0.14)	(0.26)	(0.18)	(0.08)	(0.08)	(0.12)

Net increase from investment operations	0.34	1.43	1.41	1.69	1.18	0.91

Dividends to common shareholders from net investment income	(0.48)	(0.95)	(0.92)	(0.90)	(0.88)	(0.87)

Capital charges with respect to issuance of preferred shares	—	—	—	—	—	(0.01)

Net asset value, end of period	$16.21	$16.35	$15.87	$15.38	$14.59	$14.29

Market price, end of period	$19.28	$18.40	$15.91	$14.45	$14.04	$13.64

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.89%	9.18%	9.60%	12.29%	8.68%	6.61%

At market value	7.62%	22.56%	16.95%	9.63%	9.59%	(2.25	) %

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.90%[4]	0.89%	0.89%	0.91%	0.93%	0.93%
Expenses after fees waived and before fees paid indirectly	0.90%[4]	0.91%	0.90%	0.91%	0.94%	0.97%
Expenses before fees waived and paid indirectly	1.21%[4]	1.27%	1.28%	1.30%	1.34%	1.37%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.15%[4]	7.31%	7.37%	7.74%	7.85%	7.81%
Preferred share dividends	1.77%[4]	1.63%	1.12%	0.56%	0.57%	0.88%
Net investment income available to common shareholders	5.38%[4]	5.68%	6.25%	7.18%	7.28%	6.93%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$121,688	$119,542	$117,596	$111,263	$107,900	$104,241
Portfolio turnover	13%	2%	6%	16%	13%	50%
Net assets applicable to common shareholders, end of period (000)	$121,288	$121,987	$117,739	$114,019	$108,172	$105,985
Preferred shares value outstanding, end of period (000)	$63,800	$63,800	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of period	$72,537	$72,812	$71,142	$69,682	$67,387	$66,538

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Investment Quality Municipal Trust (RNY)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.18	$15.03	$15.35	$15.34	$15.47	$15.28

Investment operations:
Net investment income	0.47	0.97	0.96	0.96	1.03	1.06
Net realized and unrealized gain (loss)	(0.13)	0.37	(0.26)	—	(0.21)	0.06
Dividends and distributions to preferred shareholders from:
Net investment income	(0.12)	(0.21)	(0.14)	(0.07)	(0.07)	(0.09)
Net realized gains	(0.01)	(0.02)	—	—	—	—

Net increase from investment operations	0.21	1.11	0.56	0.89	0.75	1.03

Dividends and distributions to common shareholders from:
Net investment income	(0.43)	(0.88)	(0.88)	(0.88)	(0.88)	(0.84)
Net realized gains	(0.01)	(0.08)	—	—	—	—

Total dividends and distributions	(0.44)	(0.96)	(0.88)	(0.88)	(0.88)	(0.84)

Net asset value, end of period	$14.95	$15.18	$15.03	$15.35	$15.34	$15.47

Market price, end of period	$16.85	$16.65	$14.75	$14.50	$14.18	$14.40

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.06%	7.32%	3.97%	6.48%	5.42%	7.19%

At market value	3.85%	19.95%	8.01%	8.81%	4.69%	7.42%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.21%[4]	1.25%	1.20%	1.21%	1.24%	1.17%
Expenses after fees waived and before fees paid indirectly	1.21%[4]	1.33%	1.24%	1.24%	1.24%	1.17%
Expenses before fees waived and paid indirectly	1.22%[4]	1.33%	1.24%	1.24%	1.24%	1.17%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.33%[4]	6.48%	6.30%	6.29%	6.68%	6.97%
Preferred share dividends	1.59%[4]	1.42%	0.91%	0.46%	0.44%	0.60%
Net investment income available to common shareholders	4.74%[4]	5.06%	5.39%	5.83%	6.24%	6.37%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$19,704	$19,527	$19,993	$20,019	$20,158	$19,915
Portfolio turnover	29%	24%	10%	23%	36%	7%
Net assets applicable to common shareholders, end of period (000)	$19,542	$19,839	$19,643	$20,066	$20,053	$20,222
Preferred shares value outstanding, end of period (000)	$9,800	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share, end of period	$74,855	$75,614	$75,111	$76,195	$76,159	$76,590

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal Income Trust (BNY)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.88	$15.44	$15.28	$14.76	$14.47	$14.09

Investment operations:
Net investment income	0.56	1.13	1.14	1.14	1.14	1.09
Net realized and unrealized gain (loss)	(0.12)	0.47	0.09	0.36	0.13	0.29
Dividends to preferred shareholders from net investment income	(0.14)	(0.26)	(0.17)	(0.08)	(0.09)	(0.13)

Net increase from investment operations	0.30	1.34	1.06	1.42	1.18	1.25

Dividends to common shareholders from net investment income	(0.45)	(0.90)	(0.90)	(0.90)	(0.89)	(0.87)

Net asset value, end of period	$15.73	$15.88	$15.44	$15.28	$14.76	$14.47

Market price, end of period	$17.59	$17.35	$15.19	$13.99	$13.45	$13.42

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	1.80%	8.91%	7.38%	10.46%	8.84%	9.45%

At market value	4.19%	20.95%	15.38%	10.99%	6.95%	(2.25)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.88%[4]	0.87%	0.86%	0.87%	0.88%	0.90%
Expenses after fees waived and before fees paid indirectly	0.88%[4]	0.88%	0.87%	0.87%	0.89%	0.92%
Expenses before fees waived and paid indirectly	1.20%[4]	1.25%	1.26%	1.27%	1.29%	1.33%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.22%[4]	7.30%	7.35%	7.62%	7.73%	7.87%
Preferred share dividends	1.76%[4]	1.69%	1.08%	0.56%	0.62%	0.93%
Net investment income available to common shareholders	5.46%[4]	5.61%	6.27%	7.06%	7.11%	6.94%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$199,128	$195,439	$194,038	$188,476	$183,648	$173,885
Portfolio turnover	12%	27%	24%	13%	14%	57%
Net assets applicable to common shareholders, end of period (000)	$198,353	$199,717	$193,457	$191,274	$184,874	$181,200
Preferred shares value outstanding, end of period (000)	$109,750	$109,750	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of period	$70,190	$70,502	$69,073	$68,575	$67,115	$66,279

[1]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Investment Quality Municipal Trust Inc. (“Investment Quality Municipal”), BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”), BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) and BlackRock Long-Term Municipal Advantage Trust (“Long-Term Municipal”) were organized as Delaware statutory trusts. The Investment Quality Trusts, Income Trusts and Long-Term Municipal are referred to herein collectively as the “Trusts”. Investment Quality Municipal and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). Long-Term Municipal, California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the 1940 Act.

          Long-Term Municipal was organized on November 7, 2005 and had no capital transactions until January 4, 2006 when the Trust sold 9,704 common shares for $139,010 to BlackRock Funding, Inc. Investment operations for Long-Term Municipal commenced on February 28, 2006. Long-Term Municipal incurred organization costs which were deferred from the organization date until the commencement of operations.

          Under the Trusts’ organizational documents, their officers and Trustees (as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (“Trustees”) or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets is subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that the Trust’s investment advisor and/or sub-advisor deems relevant.

          In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

          In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: A forward starting swap is are an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts generally intend to close each forward starting swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward starting swap.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, swap agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions have been recorded.

          In July 2006, Financial Accounting Standards Board released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Trusts’ financial statements, if any, has not yet been determined.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 6.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment and swap valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in affiliates”. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally pro rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Tender Option Bond Residuals

Long-Term Municipal invests in highly leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which Long-Term Municipal, or an agent on behalf, transfers municipal securities. The TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to Long-Term Municipal. The transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”, and therefore the municipal securities deposited into a TOB are presented in Long-Term Municipal’s schedule of investments and the proceeds from the transaction are reported as a liability for trust certificates of Long-Term Municipal. Interest income from the underlying security is recorded by Long-Term Municipal on an accrual basis. Interest expense incurred on the secured borrowing and other expenses relating to remarketing, administration and trustee services to a TOB are reported as expenses of Long-Term Municipal. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Portfolios include the right of the Portfolios (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Portfolios. The proceeds received from the transaction are used by Long-Term Municipal to purchase additional municipal bonds or other investments permitted by Long-Term Municipal’s investment policies. At April 30, 2007, the aggregate value of the underlying municipal securities transferred to TOB’s and the liability for trust certificates amounted to $173,233,173 and $172,943,596, respectively.

          Financial transactions executed through TOB’s generally will under perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, Long-Term Municipal’s investment in TOB Residuals likely will adversely affect the Trust’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Trust’s net asset value per share. Long-Term Municipal invests in highly leveraged TOB Residuals and consequently may lose money in excess of the amount of its investment. Long-Term Municipal invests in residual certificates for the purpose of using economic leverage as a more flexible alternative to the issuance of preferred shares.

Note 3. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. The investment management agreement for each Income Trust and Long-Term Municipal covers both investment advisory and administration services. Each Investment Quality Trust has an Administration Agreement with the Advisor.

          The Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed Assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of Managed Assets as follows: 0.25% for the first five years of each of the Trust’s operations from 2001 through 2006, 0.20% in 2007, 0.15% in 2008, 0.10% in 2009 and 0.05% in 2010.

          The administration fee to the advisor is computed weekly and payable monthly based on an annual rate of 0.15% for the Municipal Investment Quality Trust and 0.10% for the California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality of the Trusts’ average weekly managed assets.

          Long-Term Municipal’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 1.00% of the average weekly net assets. ‘‘Net Assets’’ means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory or other expenses of Long-Term Municipal in the amount of 0.40% of the average weekly value of the Long-Term Municipal’s Net Assets for the first five years of the Trust’s operations from 2006 through 2011 and for declining amounts for the following three years, 0.30% in 2012, 0.20% in 2013 and 0.10% in 2014.

          The Advisor has agreed to reimburse its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investments in affiliated money market funds, which is shown on the Statement of Operations as “fees waived by Advisor.”

          The Advisor pays BFM fees for its sub-advisory services.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support, and compliance services to each Trust. For the six months ended April 30, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount

Investment Quality Municipal	$8,134
Municipal Income	17,195
Long-Term Municipal	3,689
California Investment Quality	474
California Income	6,773
Florida Investment Quality	564

Trust	Amount

Florida Income	$3,142
New Jersey Investment Quality	479
New Jersey Income	3,439
New York Investment Quality	649
New York Income	5,873

          Pursuant to the terms of their custody agreement, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statement of Operations as “fees paid indirectly”.

          Investments in companies considered to be an affiliate of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Net Activity (000)	Dividend/ Interest Income

Investment Quality Municipal	Merrill Lynch Institutional Tax Exempt Fund	4,300	$39,535
Municipal Income	Merrill Lynch Institutional Tax Exempt Fund	12,600	83,108
Long-Term Municipal	Merrill Lynch Institutional Tax Exempt Fund	7,500	2,847
California Investment Quality	CMA California Mun. Money Fund	1,004	6,933
California Income	CMA California Mun. Money Fund	13,143	46,302
Florida Investment Quality	CMA Florida Mun. Money Fund	101	921
Florida Income	CMA Florida Mun. Money Fund	2,510	11,862
New Jersey Investment Quality	CMA New Jersey Mun. Money Fund	1,100	689
New Jersey Income	CMA New Jersey Mun. Money Fund	4,602	5,004
New York Investment Quality	CMA New York Mun. Money Fund	103	4,184
New York Income	CMA New York Mun. Money Fund	1,215	17,465

          During the six months ended April 30, 2007, Merrill Lynch & Co., Inc., through their affiliated broker dealer, Merrill Lynch, Pierce, Fenner & Smith, Inc., earned commissions on transactions of securities as follows:

Trust	Commission Amount

Long-Term Municipal Advantage	$1,320
California Investment Quality	66

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2007, were as follows:

Trust	Purchases	Sales

Investment Quality Municipal	$52,997,461	$32,442,458
Municipal Income	127,488,188	92,790,046
Long-Term Municipal	84,008,564	96,087,599
California Investment Quality	5,842,061	3,139,516
California Income	47,696,360	54,955,373
Florida Investment Quality	5,853,795	2,145,627

Trust	Purchases	Sales

Florida Income	$17,357,532	$12,112,229
New Jersey Investment Quality	6,574,803	2,996,764
New Jersey Income	23,889,086	26,055,078
New York Investment Quality	8,459,618	8,360,098
New York Income	41,465,000	37,155,581

          There were no purchases or sales of U.S. government securities for the six months ended April 30, 2007.

          Details of open forward starting swap agreements at April 30, 2007 were as follows:

Trust	Notional Amount	Fixed Rate(a)	Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Investment	$12,000,000	3.756%	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/16	$(118,200)
Quality	13,600,000	3.595	CitiBank	1-week BMA Municipal Swap Index	06/14/07	06/14/17	71,419
Municipal	40,250,000	3.636	JP Morgan	1-week BMA Municipal Swap Index	06/27/07	06/27/17	92,173
	8,500,000	3.878	CitiBank	1-week BMA Municipal Swap Index	06/21/07	06/21/32	113,397

							$158,789

Municipal	46,750,000	3.756%	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/16	$(460,488)
Income	34,500,000	3.636	JP Morgan	1-week BMA Municipal Swap Index	06/27/07	06/27/17	79,005
	51,325,000	3.595	CitiBank	1-week BMA Municipal Swap Index	06/14/07	06/14/17	269,528
	32,000,000	3.878	CitiBank	1-week BMA Municipal Swap Index	06/21/07	06/21/32	426,909

							$314,954

Long-Term
Municipal	13,000,000	3.636%	JP Morgan	1-week BMA Municipal Swap Index	06/27/07	06/27/17	$29,770

California	10,500,000	3.987%	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	$45,588
Income	8,000,000	3.878	CitiBank	1-week BMA Municipal Swap Index	06/21/07	06/21/32	106,727

							$152,315

Trust	Notional Amount	Fixed Rate(a)	Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Florida Investment
Quality	$2,500,000	3.580%	JP Morgan	1-week BMA Municipal Swap Index	06/04/07	06/04/14	$7,625

Florida	4,000,000	3.987%	JP Morgan	1-week BMA Municipal Swap Index	05/04/07	05/04/27	17,367
Income	3,300,000	3.607	CitiBank	1-week BMA Municipal Swap Index	06/20/07	06/20/17	(27,489)

							(10,122)

New Jersey
Income	1,100,000	3.883%	CitiBank	1-week BMA Municipal Swap Index	06/20/07	06/20/37	20,625

New York	1,000,000	3.883%	CitiBank	1-week BMA Municipal Swap Index	06/20/07	06/20/37	18,750
Income	7,750,000	3.878	CitiBank	1-week BMA Municipal Swap Index	06/21/07	06/21/32	103,392

							122,142

(a)        Trust will pay fixed interest rate and receive floating interest rate beginning on the effective date.
BMA—Bond Market Association.

Note 5. Income Tax Information

The tax character of distributions paid during the year ended October 31, 2006 were as follows:

	Year ended October 31, 2006

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Investment Quality Municipal	$22,393,077	$—	$—	$22,393,077
Municipal Income	55,312,288	75,431	—	55,387,719
Long-Term Municipal	6,393,277	—	—	6,393,277
California Investment Quality	1,069,125	—	—	1,069,125
California Income	17,652,513	—	—	17,652,513
Florida Investment Quality	1,193,991	2,626	339,437	1,536,054
Florida Income	7,830,368	—	—	7,830,368
New Jersey Investment Quality	1,051,755	—	152,406	1,204,161
New Jersey Income	9,057,294	—	—	9,057,294
New York Investment Quality	1,423,375	—	129,549	1,552,924
New York Income	14,642,419	—	—	14,642,419

          For federal income tax purposes, the following Trusts had capital loss carryforwards at April 30, 2007, the Trust’s last tax year-end except for New York Income which had its last tax year-end at July 31, 2006. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Investment Quality Municipal	$159,146	2012	California Income	$389,453	2010
	904,137	2014		124,338	2011

	$1,063,283			4,943,577	2012

Municipal Income	$11,431,206	2011		1,350,312	2014

	15,767,388	2012		$6,807,680

	4,991,782	2014	Florida Income	$796,318	2012

	$32,190,376		New Jersey Income	$610,058	2012

Long-Term Municipal	$1,005,040	2014	New York Income	$276,399	2012

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 6. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts and Long-Term Municipal. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At April 30, 2007, the shares owned by an affiliate of the Advisor of Long-Term Municipal were 9,704.

          During the six months ended April 30, 2007 and the year ended October 31, 2006, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	April 30, 2007	October 31, 2006

Municipal Income	94,345	183,235
Long-Term Municipal	36,210	34,238
California Income	29,765	45,581
Florida Income	8,936	14,192
New Jersey Income	19,095	42,417
New York Income	27,760	52,616

          Long-Term Municipal, which commenced operations on February 28, 2006, issued 13,040,000 common shares under the initial public offering. An additional 225,000 shares were issued by the underwriters’ exercising their over-allotment option. Offering costs incurred in connection with the offering of common shares have been charged against the proceeds from the initial common share offering in the amount of $381,825.

          As of April 30, 2007, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Investment Quality Municipal	T7	3,262	California Income	T7	2,639
	T28	2,600		R7	2,639
Municipal Income	M7	3,001	Florida Investment Quality	R7	340
	T7	3,001	Florida Income	T7	2,302
	W7	3,001	New Jersey Investment Quality	T7	300
	R7	3,001	New Jersey Income	R7	2,552
	F7	3,001	New York Investment Quality	F7	392
California Investment Quality	W7	300	New York Income	W7	2,195
				F7	2,195

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the six months ended April 30, 2007 were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Investment Quality Municipal	T7	3.13%	3.90%	3.48%	California Income	T7	3.08%	3.96%	3.48%
	T28	3.35	3.65	3.55		R7	2.90	4.00	3.33
Municipal Income	M7	3.10	3.90	3.55	Florida Investment Quality	R7	3.50	5.40	3.96
	T7	3.10	3.85	3.52	Florida Income	T7	3.30	3.90	3.55
	W7	3.16	3.90	3.49	New Jersey Investment Quality	T7	2.95	5.11	3.33
	R7	3.00	3.88	3.50	New Jersey Income	R7	3.00	3.80	3.39
	F7	3.10	4.00	3.54	New York Investment Quality	F7	2.90	3.80	3.38
California Investment Quality	W7	3.00	5.10	3.38	New York Income	W7	2.85	3.95	3.18
						F7	2.89	4.00	3.19

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 7. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

          Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

Note 8. Subsequent Events

Subsequent to April 30, 2007, the Board of each Trust declared dividends from undistributed earnings per common share payable June 1, 2007, to shareholders of record on May 15, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Investment Quality Municipal	$0.085000	Florida Income	$0.075375
Municipal Income	0.082625	New Jersey Investment Quality	0.068000
Long-Term Municipal	0.055000	New Jersey Income	0.079625
California Investment Quality	0.048000	New York Investment Quality	0.070000
California Income	0.076074	New York Income	0.075339
Florida Investment Quality	0.048000

          The dividends declared on preferred shares for the period May 1, 2007 to May 31, 2007 for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Investment Quality Municipal	T7	$293,091	California Income	T7	$233,710
	T28	180,492		R7	192,330
Municipal Income	M7	271,951	Florida Investment Quality	R7	25,432
	T7	268,229	Florida Income	T7	203,635
	W7	270,510	New Jersey Investment Quality	T7	25,746
	R7	214,812	New Jersey Income	R7	179,252
	F7	218,383	New York Investment Quality	F7	29,267
California Investment Quality	W7	25,083	New York Income	W7	188,265
				F7	138,746

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          At present after an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Investment Quality Trusts do not presently issue any new shares under the Plan, which serves as agent for the shareholders in administering the Plan.

          After the Income Trusts and Long-Term Municipal declare a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          At a meeting of the Boards of Trustees of the Investment Quality Trusts on November 21, 2006, the Boards approved an amendment to the Dividend Reinvestment Plans of each Investment Quality Trust. Although the Plans presently permit shares to be purchases only the open market, as a result of the amendment, the Plans will permit purchases of newly issued shares on terms similar to the Income Trusts described in the next paragraph. The amendments will take effect on April 1, 2007.

          Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

ADDITIONAL INFORMATION

          Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www1.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, Neal Andrews, James Kong and Jay Fife—Managing Director of the Sub-Advisor, Spencer Fleming—Director of the Advisor and the Sub-Advisor, Robert Mahar—Director of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Semi-Annual Investor Update

          The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www1.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock Closed-End Funds.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee[1] Richard E. Cavanagh, Lead Trustee[2] Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito[3]

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[4]
Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent[5]
Deutsche Bank Trust Company Americas
60 Wall Street, 8th Floor
New York, NY 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Retired, effective December 31, 2006.
[2]	Effective as of January 1, 2007.
[3]	Resigned, effective December 31, 2006.
[4]	For the Income Trusts.
[5]	For the Investment Quality Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-2-0407

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        BlackRock Florida Municipal Income Trust

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Treasurer
Date:	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	July 3, 2007

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Principal Financial Officer
Date:	July 3, 2007